UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5577

The Glenmede Fund, Inc.
(Exact name of registrant as specified in charter)

200 Clarendon Street Boston, Massachusetts		02116
(Address of principal executive offices)		(Zip code)

Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-442-8299

Date of fiscal year end:	October 31, 2005

Date of reporting period:	July 31, 2005

Item 1. Schedule of Investments. – The schedules of investments for the period ended July 31, 2005 are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2005 — (Unaudited)

Face
Amount		Value
AGENCY DISCOUNT NOTES — 26.6% *(1)
	Federal Home Loan Bank — 13.3%
$20,000,000	3.15% due 8/2/05	$19,998,250
15,000,000	3.18% due 8/2/05	14,998,675
20,000,000	3.22% due 8/12/05	19,980,322
20,000,000	3.22% due 8/12/05	19,980,323
10,000,000	3.00% due 9/2/05	9,973,333
		84,930,903
	Federal Home Loan Mortgage Corporation — 7.4%
7,500,000	3.00% due 8/1/05	7,500,000
9,873,000	3.21% due 8/15/05	9,860,675
5,000,000	3.15% due 9/13/05	4,981,187
15,000,000	3.39% due 10/11/05	14,899,713
10,000,000	3.00% due 12/12/05	9,889,166
		47,130,741
	Federal National Mortgage Association — 5.9%
7,500,000	3.03% due 8/5/05	7,497,475
5,000,000	3.32% due 9/14/05	4,979,711
10,000,000	3.305% due 9/21/05	9,953,182
15,000,000	3.42% due 10/12/05	14,897,400
		37,327,768
	TOTAL AGENCY DISCOUNT NOTES (Cost $169,389,412)	169,389,412

Face
Amount		Value
AGENCY NOTES — 23.8%
	Federal Farm Credit Bank — 0.4%
$2,475,000	6.50% due 11/22/05	$2,499,074

	Federal Home Loan Bank — 12.6%
5,000,000	6.875% due 8/15/05	5,007,461
10,000,000	3.25% due 8/15/05	10,000,660
9,855,000	3.00% due 8/15/05	9,890,106
1,970,000	1.75% due 8/15/05	1,981,391
4,475,000	1.50% due 8/19/05	4,478,303
10,000,000	1.50% due 8/26/05	9,993,685
1,150,000	1.60% due 9/2/05	1,152,403
1,055,000	2.125% due 9/15/05	1,059,725
1,000,000	4.96% due 10/7/05	1,002,883
2,010,000	4.57% due 10/11/05	2,014,959
10,000,000	2.125% due 11/15/05	9,978,365
1,000,000	2.00% due 11/21/05	998,011
5,000,000	2.03% due 11/25/05	5,013,450
3,440,000	2.50% due 12/15/05	3,431,676
1,000,000	2.81% due 12/19/05	999,122
2,640,000	1.75% due 1/13/06	2,612,659
5,425,000	2.00% due 2/13/06	5,411,524
5,000,000	2.921% due 3/1/06	5,000,000
		80,026,383
	Federal Home Loan Mortgage Corporation — 4.6%
6,700,000	2.875% due 9/15/05	6,764,084
6,426,000	2.125% due 11/15/05	6,423,797
3,350,000	2.50% due 12/1/05	3,346,805
10,366,000	5.25% due 1/15/06	10,447,441
2,000,000	2.81% due 2/2/06	2,017,447
		28,999,574

	Federal National Mortgage Association — 6.2%
$3,000,000	Federal Home Loan Mortgage Corporation:
	1.50% due 8/15/05	$3,009,196
5,000,000	3.57% due 10/7/05	5,001,268
2,313,000	2.875% due 10/15/05	2,327,931
3,044,000	2.375% due 11/28/05	3,038,871
4,000,000	6.00% due 12/15/05	4,037,241
10,000,000	2.375% due 12/15/05	9,978,546
10,000,000	2.375% due 12/30/05	9,963,236
2,370,000	2.375% due 2/13/06	2,375,375
		39,731,664
	TOTAL AGENCY NOTES (Cost $151,256,695)	151,256,695

Face
Amount
REPURCHASE AGREEMENTS — 49.7%
150,000,000

With Bear Stearns, Inc., dated 07/29/05, 3.31%, principal and interest in the amount of $150,041,375 due 08/01/05, (collaterized by FHR #2718, with a par value of 315,000, coupon rate of 5.50%, due 01/15/29, market value of $316,197, FNR #2003-42, with a par value of $21,233,893, coupon rate of 4.00%, due 11/25/22, market value of $20,709,416, FHR #2496, with a par value of $45,000,000, coupon rate of 6.00%, due 07/15/31, market value of $45,661,500, FNR #2004-37, with a par value of $36,237,991, coupon rate of 4.75%, due 04/25/30, market value of $35,944,463, FNR #1994-36, with a par value of 50,000,000, coupon rate of 6.50%, due 03/25/24, market value of $52,015,000)

			150,000,000
136,474,104

With Merrill Lynch & Co., dated 07/29/05, 3.25%, principal and interest in the amount of $136,511,066 due 08/01/05, (collaterized by FH #783136, with a par value of $44,730,959, coupon rate of 5.15%, due 05/01/35, market value of $44,730,959, FN #748644, with a par value of $29,484,709, coupon rate of 4.09%, due 09/01/33, market value of $29,484,709, FN #823660, with a par value of $22,416,266, coupon rate of 4.76%, due 05/01/35, market value of $22,416,266, FH #972172, with a par value of $21,421,156, coupon rate of 5.11%, due 06/01/35, market value of $21,421,156, FN #725626, with a par value of $21,208,447, coupon rate of 4.76%, due 07/01/34, market value of $21,208,447)

			136,474,104
30,000,000	With Paine Webber, Inc., dated 07/29/05, 3.28%, principal and interest in the amount of $30,008,200, due 08/01/05, (collaterized by FG #01771, with a par value of $30,344,568, coupon rate of 5.50%, due 02/01/35, market value of $30,611,601)		30,000,000
	TOTAL REPURCHASE AGREEMENTS
	(Cost $316,474,104)		316,474,104

TOTAL INVESTMENTS
(Cost $637,120,211) (2)		100.1%	$637,120,211
LIABILITIES IN EXCESS OF OTHER ASSETS		(0.1)	(849,690)
NET ASSETS		100.0%	$636,270,521

*	Percentages indicated are based on net assets.
(1)	Rate represents annualized discount yield at date of purchase.
(2)	Aggregate cost for federal tax purposes was $637,120,211.
Abbreviations:
FG —	Federal Home Loan Mortgage Corporation
FH —	Federal Home Loan Mortgage Corporation
FHLMC —	Federal Home Loan Mortgage Corporation
FHR —	Federal Home Loan Mortgage Corporation
FN —	Federal National Mortgage Association
FNMA —	Federal National Mortgage Association
FNR —	Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2005 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES — 96.8% *(1)
	Daily Variable/Floating Rate Notes — 55.9%
$800,000	California State, Economic Recovery, Series C-2, (SPA: Bank of America),
	2.20% due 7/1/23	$800,000
7,290,000	California State, School Improvements, Series A, Refunding, (LOC: 75% Citibank, 25% California State Teachers Retirement),
	2.20% due 5/1/34	7,290,000
6,500,000	California State, Series A, (LOC: Westdeutsche Landesbank 80% & J.P. Morgan Chase 20%),
	2.20% due 5/1/33	6,500,000
11,100,000	Clark County, Nevada, School District Revenue, Series B, (SPA: Bayerische Landesbank), (FSA Insured),
	2.19% due 6/15/21	11,100,000
3,400,000	Connecticut State Health & Educational Facilities Authority, (LOC: KBC Bank NV), (Edgehill Project),
	2.20% due 7/1/27	3,400,000
2,100,000	Connecticut State Health & Educational Facilities Authority, Revenue, Yale University, Series T-1,
	2.24% due 7/1/29	2,100,000
6,220,000	Cuyahoga County, Ohio, Hospital Revenue, University Hospital of Cleveland, (LOC: J.P. Morgan Chase),
	2.24% due 1/1/16	6,220,000
15,430,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	2.19% due 12/1/15	15,430,000
6,300,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, Revenue Refunding, Exxon Project,
	2.22% due 11/1/19	6,300,000
2,600,000	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue, Exxon Project,
	2.19% due 10/1/24	2,600,000
1,100,000	Hapeville, Georgia, Development Authority, Industrial Development Revenue, Hapeville Hotel Ltd., (LOC: Bank of America),
	2.27% due 11/1/15	1,100,000
5,000,000	Idaho Health Facilities Authority, Revenue, St. Luke’s Medical Center Project, (SPA: Bayerische Landesbank), (FSA Insured),
	2.24% due 7/1/35	5,000,000
1,185,000	Idaho Health Facilities Authority, Revenue, St. Luke’s Medical Center Project, (SPA: Harris Trust & Savings Bank), (FSA Insured),
	2.24% due 7/1/30	1,185,000
3,900,000	Illinois Health Facilities Authority, Revenue, Decatur Memorial Hospital Project, Series B, (LOC: J.P. Morgan Chase),
	2.30% due 5/15/35	3,900,000
4,300,000	Indiana State Health Facilities Financing Authority, Clarian Health Obligations Group, Series B, (SPA: J.P. Morgan Chase),
	2.30% due 3/1/30	4,300,000
10,100,000	Irvine Ranch, California, Water District Revenue, Certificates of Participation, (LOC: Landesbank Baden-Wurttemberg),
	2.20% due 8/1/16	10,100,000
1,000,000	Irvine Ranch, California, Water District Revenue, Series A, (LOC: State Street Bank),
	2.20% due 1/1/21	1,000,000
3,405,000	Irvine Ranch, California, Water District, General Obligation, (LOC: Landesbank Baden-Wurttemberg),
	2.17% due 6/1/15	3,405,000
1,450,000	Irvine Ranch, California, Water District, General Obligation, Series A, Refunding, (LOC: Bank of America),
	2.17% due 5/1/09	1,450,000
6,708,000	Irvine, California, Improvement Board, Limited Obligation, Special Assessment, Assessment District 93-14 (LOC: Bank of America),
	2.20% due 9/2/25	6,708,000

$100,000	Irvine, California, Special Assessment, Assessment District 00-18, Series A, (LOC: Bank of New York),
	2.24% due 9/2/26	$100,000
1,000,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Project, Refunding,
	2.32% due 6/1/23	1,000,000
4,000,000	Jacksonville, Florida, Pollution Control Revenue, Refunding, Florida Power & Light Co.,
	2.35% due 5/1/29	4,000,000
2,570,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-1, Pooled Money Investment Board:
	2.24% due 9/1/20	2,570,000
13,130,000	2.24% due 9/1/20	13,130,000
3,000,000	Kemmerer, Wyoming, Pollution Control Revenue, DATES, Exxon Corp. Project,
	2.19% due 9/1/21	3,000,000
1,600,000	Lawrence County, South Dakota, Pollution Control Revenue, Daily Refunding, Homestake Mining, Series B, (LOC: J.P. Morgan Chase),
	2.30% due 7/1/32	1,600,000
2,310,000	Lehigh County, Pennsylvania, General Purpose Authority, Lehigh Valley Hospital, Series A, (SPA: J.P. Morgan Chase), (AMBAC Insured),
	2.24% due 7/1/28	2,310,000
1,830,000	Lehigh County, Pennsylvania, General Purpose Authority, Lehigh Valley Hospital, Series B, (MBIA Insured), (SPA: Wachovia Bank),
	2.24% due 7/1/29	1,830,000
3,300,000	Lincoln County, Wyoming, Pollution Control Revenue, Exxon Corp. Project - A,
	2.19% due 11/1/14	3,300,000
1,840,000	Lincoln County, Wyoming, Pollution Control Revenue, Exxon Corp. Project - B,
	2.19% due 11/1/14	1,840,000
3,375,000	Lincoln County, Wyoming, Pollution Control Revenue, Exxon Corp. Project - C,
	2.19% due 11/1/14	3,375,000
11,385,000	Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue, Sublease - Los Angeles International Airport, LAX Two Corp., (LOC: Societe Generale),
	2.24% due 12/1/25	11,385,000
13,900,000	Loudoun County, Virginia, Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series E,
	2.27% due 2/15/38	13,900,000
11,850,000	Louisiana State, Public Facilities Authority, Industrial Development, Kenner Hotel Ltd., (LOC: BankAmerica, NA),
	2.27% due 1/1/35	11,850,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg),
	2.32% due 12/1/30	2,300,000
5,400,000	Mecklenburg County, North Carolina, Series C, (LOC: Wachovia Bank),
	2.32% due 2/1/18	5,400,000
4,100,000	Metropolitan Water District, Southern California Waterworks Revenue, Series B-3, (SPA: Westdeutsche Landesbank),
	2.20% due 7/1/35	4,100,000
500,000	Mount Vernon, Indiana, Pollution Control and Solid Waste Disposal Revenue, General Electric Project,
	2.27% due 12/1/14	500,000
15,995,000	New Jersey Economic Development Authority, Stolthaven Project, Series A, (LOC: Citibank NA),
	2.18% due 1/15/18	15,995,000
13,535,000	New Jersey, State Educational Facilities Authority Revenue, Princeton University, Series F,
	2.07% due 7/1/23	13,535,000
1,000,000	New York City, New York, General Obligations, Series B, Subseries B4, (SPA Landesbank Hassen-Thuer), (MBIA Insured),
	2.22% due 8/15/23	1,000,000
1,500,000	New York City, New York, General Obligations, Subseries A-10, (LOC: J.P. Morgan Chase),
	2.23% due 8/1/16	1,500,000
1,750,000	New York City, New York, General Obligations, Subseries A-7, (SPA: Bank of Nova Scotia), (AMBAC Insured),
	2.21% due 11/1/24	1,750,000
840,000	New York City, New York, General Obligations, Subseries B-2, (LOC: J.P. Morgan Chase):
	2.23% due 8/15/18	840,000
1,465,000	2.23% due 8/15/20	1,465,000
1,410,000	New York City, New York, General Obligations, Subseries E-2, (LOC: J.P. Morgan Chase),
	2.23% due 8/1/21	1,410,000
4,600,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, (FGIC Insured):
	2.22% due 6/15/35	4,600,000

$1,940,000	2.22% due 6/15/22	$1,940,000
8,810,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, (SPA: Credit Local de France),
	2.23% due 6/15/33	8,810,000
1,800,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank),
	2.23% due 6/15/35	1,800,000
1,855,000	New York City, New York, Transitional Finance Authority Revenue, Subseries C-4, (SPA: Landesbank Hessen-Thuer),
	2.23% due 8/1/31	1,855,000
7,200,000	Newport Beach, California, Hoag Memorial Presbyterian Hospital Revenue, (SPA: BankAmerica),
	2.21% due 10/1/22	7,200,000
200,000	North Carolina Medical Care Commission, Hospital Revenue, ACES, Pooled Financing Projects, Series B, (LOC: Wachovia Bank),
	2.30% due 10/1/13	200,000
3,000,000	North Central, Texas, Health Facility Development Corp., (Presbyterian Medical Center), (SPA: J.P. Morgan Chase), (MBIA Insured):
	2.24% due 12/1/15	3,000,000
1,375,000	2.24% due 12/1/15	1,375,000
1,800,000	Orange County, California, Sanitation District Partnership, Series B, Refunding, (SPA: Credit Locale de France),
	2.24% due 8/1/30	1,800,000
9,500,000	Peninsula Ports Authority, Virginia, Revenue Refunding, Dominion Terminal Associates, Term PJ-C, (LOC: Citibank NA),
	2.24% due 7/1/16	9,500,000
2,135,000	Sublette County, Wyoming, Pollution Control Revenue, Exxon Corp. Project,
	2.22% due 11/1/14	2,135,000
5,700,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Project, Refunding,
	2.30% due 8/15/20	5,700,000
4,700,000	Union County, New Jersey, Pollution Control Financing Authority, Revenue Refunding, Exxon Corp. Project,
	2.09% due 10/1/24	4,700,000
7,830,000	University of North Carolina at Chapel Hill, Hospital Revenue, UPDATES, Series A, (SPA: Landesbank Hessen-Thuer),
	2.24% due 2/15/31	7,830,000
6,600,000	Valdez, Alaska, Marine Ternminal Revenue, ExxonMobile Pipeline Co, Project,
	2.19% due 12/1/29	6,600,000
2,150,000	Washington State Health Care Facilities, (Virginia Mason Medical Center), (SPA: Credit Suisse First Boston), (MBIA Insured),
	2.24% due 2/15/27	2,150,000
	Total Daily Variable/Floating Rate Notes
	(Cost $296,068,000)	296,068,000

	Weekly Variable/Floating Rate Notes — 40.9%
3,200,000	Alabama State Special Care Facilities Financing Authority, Montgomery Hospital Revenue, (SPA: FGIC),
	2.24% due 4/1/15	3,200,000
5,605,000	Bexar County, Texas, Housing Finance Corp., Multi Family Housing Revenue, Aamha LLC Project, (Credit Support: FNMA),
	2.33% due 12/18/25	5,605,000
7,365,000	Burke County, Georgia, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series A, (SPA: Credit Local de France), (FGIC Insured),
	2.32% due 1/1/19	7,365,000
3,120,000	Charlotte, North Carolina, Airport Revenue Refunding, Series A, (SPA: J.P. Morgan Chase), (MBIA Insured),
	2.33% due 7/1/16	3,120,000
855,000	Chicago, Illinois, O’Hare International Airport Revenue, General Airport 2nd Lien, Series B, (LOC: Societe Generale),
	2.28% due 1/1/15	855,000
1,355,000	Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue Refunding, Huntington Woods Apartment Project, Series A, (SPA: Societe Generale), (FSA Insured):
	2.41% due 1/1/21	1,355,000
1,000,000	2.41% due 1/1/21	1,000,000
1,100,000	2.41% due 1/1/21	1,100,000
2,335,000	2.41% due 1/1/21	2,335,000
1,400,000	Colton, California, Redevelopment Agency, Multi Family Revenue, Series A, (LOC: Coast Federal Bank & Federal Home Loan Bank),
	2.40% due 5/1/10	1,400,000

$10,100,000	Connecticut State Health & Educational Facilities Authority, Revenue, Yale University, Series T-2,
	2.25% due 7/1/27	$10,100,000
8,300,000	Connecticut State, General Obligations, Series B, (SPA: Bayerische Landesbank),
	2.33% due 5/15/14	8,300,000
1,600,000	Dauphin County, Pennsylavnnia, General Authority, School District Pooled Financing Program II, (SPA: Bank of Nova Scotia), (AMBAC Insured),
	2.38% due 9/1/32	1,600,000
1,000,000	Delaware River & Bay Authority, Revenue, Series B, (SPA: Credit Locale de France), (AMBAC Insured),
	2.31% due 1/1/30	1,000,000
1,900,000	Durham, North Carolina, Public Improvement, (SPA: Wachovia Bank),
	2.36% due 2/1/13	1,900,000
6,900,000	Emmaus, Pennsylvania, General Authority Revenue, (SPA: Wachovia Bank), (FSA Insured),
	2.34% due 12/1/28	6,900,000
3,100,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series A:
	2.28% due 10/1/25	3,100,000
600,000	2.30% due 10/1/25	600,000
4,300,000	Florida State Housing Finance Agency, Multi Family Housing Revenue, Series A, (LOC: FHLMC),
	2.23% due 2/1/08	4,300,000
2,400,000	Hamilton County, Ohio, Hospital Facilities Revenue, Health Alliance of Greater Cincinnati, Series E, (SPA: Credit Suisse First Boston), (MBIA Insured),
	2.24% due 12/1/13	2,400,000
2,400,000	Illinois Health Facilities Authority, Revenue, Decatur Memorial Hospital Project, Series A, (SPA: Northern Trust Company), (MBIA Insured),
	2.33% due 11/15/24	2,400,000
16,700,000	Illinois State Housing Development Authority, Housing Revenue, Illinois Center Apartments, GTY AGMT-Metropolitan Life, (FHLMC Insured),
	2.28% due 1/1/08	16,700,000
2,700,000	Indiana State Health Facilities Financing Authority, Clarian Health Obligations Group, Series C, (SPA: Westdeutsche Landesbank),
	2.35% due 3/1/30	2,700,000
2,100,000	Iowa Higher Education Loan Authority, Education Loan Revenue, Private College Facility, ACES, (SPA: J.P. Morgan Chase), (MBIA Insured),
	2.38% due 12/1/15	2,100,000
1,355,000	Kentucky State, Area Development Districts Revenue, Ewing Project, (LOC: Wachovia Bank),
	2.44% due 6/1/33	1,355,000
2,136,000	Kern Water Bank Authority Revenue, Series A, (LOC: Wells Fargo Bank),
	2.20% due 7/1/28	2,136,000
8,000,000	Lisle County, Illinios, Multi Family Housing Revenue Refunding, Four Lakes Projects Phase V, (FNMA Insured),
	2.35% due 9/15/26	8,000,000
7,500,000	Long Island, New York Electric System Revenue, Power Authority, Series 7, Subseries 7-A, (SPA: Credit Suisse First Boston), (MBIA Insured),
	2.24% due 4/1/25	7,500,000
1,100,000	Los Angeles County, California, Pension Obligation, Refunding, Series C, (SPA: Bank of Nova Scotia), (AMBAC Insured),
	2.27% due 6/30/07	1,100,000
114,936	Los Angeles, California, Multi Family Housing Revenue, Series K, (LOC: FHLB),
	2.37% due 7/1/10	114,936
2,290,000	Louisiana State, Public Facilities Authority, Revenue, College & University Equipment & Capital, Series A, (SPA: Societe Generale), (FGIC Insured),
	2.37% due 9/1/10	2,290,000
10,700,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	2.18% due 11/1/26	10,700,000
5,000,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (SPA: State Street Bank & Trust Co.),
	2.27% due 12/1/29	5,000,000
700,000	Massachusetts State Housing Finance Agency, Revenue Refunding, Multi Family Housing Project, Series A, (FNMA Collateral Agreement),
	2.32% due 1/15/10	700,000
9,200,000	Massachusetts State Water Resources Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuer),
	2.27% due 8/1/28	9,200,000

$5,000,000	Moffat County, Colorado, Pollution Control Revenue, Electric Utilities, (SPA: J.P. Morgan Chase), (AMBAC Insured),
	2.42% due 7/1/10		$5,000,000
9,900,000	New Jersey State Turnpike Authority Revenue, Series D, (LOC: Societe Generale), (FGIC Insured),
	2.31% due 1/1/18		9,900,000
7,600,000	New York City, New York, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, (SPA: Commerzbank),
	2.30% due 11/15/28		7,600,000
1,850,000	New York City, New York, Transitional Finance Authority Revenue, Recovery, Series 3, Subseries 3-C, (SPA: Credit Local de France),
	2.30% due 11/1/22		1,850,000
6,300,000	New York City, New York, Transitional Finance Authority Revenue, Recovery, Series 3, Subseries 3-D, (SPA: Credit Local de France),
	2.30% due 11/1/22		6,300,000
4,300,000	New York State Housing Finance Agency Revenue, Liberty View Apartments Project, Series A, (FNMA Collateralized),
	2.29% due 11/15/19		4,300,000
10,600,000	New York State, Local Government Assistance Corp., Series B, (LOC: Westdeutsche Landesbank 50% & Bayerische Landesbank 50%),
	2.27% due 4/1/23		10,600,000
300,000	Ohio State, University General Receipts,
	2.15% due 12/1/07		300,000
10,350,000	Ohio State, University General Receipts, Series B:
	2.23% due 12/1/19		10,350,000
3,800,000	2.23% due 12/1/29		3,800,000
1,839,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfer & Storage Project, Series F, (LOC: Wells Fargo Bank),
	2.30% due 12/1/15		1,839,000
4,200,000	Tulsa, Oklahoma, Industrial Authority Revenue Refunding, University of Tulsa, Series B, (SPA: Credit Local de France), (MBIA Insured),
	2.37% due 10/1/26		4,200,000
11,500,000	Washington State, General Obligations, Series VR-96A, (SPA: Landesbank Hessen-Thuer),
	2.24% due 6/1/20		11,500,000
	Total Weekly Variable/Floating Rate Notes
	(Cost $217,069,936)		217,069,936

	TOTAL VARIABLE/FLOATING RATE NOTES
	(Cost $513,137,936)		513,137,936

Face
Amount			Value
FIXED RATE BONDS — 3.2%
$3,000,000	Michigan State, General Obligation Notes:
	3.50% due 9/30/05		$3,007,275
8,500,000	Philadelphia, Pennsylvannia, Tax & Revenue Anticipation Notes:
	4.00% due 6/30/06		8,592,876
5,000,000	Texas State, Tax & Revenue Anticipation Notes:
	3.00% due 8/31/05		5,005,864

	TOTAL FIXED RATE BONDS
	(Cost $16,606,015)		16,606,015

TOTAL INVESTMENTS
(Cost $529,743,951) (2)		100.0%	$529,743,951
OTHER ASSETS IN EXCESS OF LIABILITIES		0.0	243,633
NET ASSETS		100.0%	$529,987,584

*	Percentages indicated are based on net assets.
(1)

Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(2)	Aggregate cost for federal tax purposes was $529,743,951.

Abbreviations:
ACES —	Adjustable Convertible Extendable Securities
AMBAC —	American Municipal Bond Assurance Corporation
DATES —	Daily Adjustable Tax-Exempt Securities
FGIC —	Financial Guaranty Insurance Corporation
FHLB —	Federal Home Loan Bank
FHLMC —	Federal Home Loan Mortgage Corporation
FNMA —	Federal National Mortgage Association
FSA —	Financial Security Assurance
LOC —	Letter of Credit
MBIA —	Municipal Bond Investors Assurance
SPA —	Stand-By Purchase Agreement
UPDATES —	Unit Price Demand Adjustable Tax-Exempt Securities

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2005 — (Unaudited)

Face
Amount		Value
AGENCY NOTES — 17.8% *
	Federal Home Loan Bank — 2.5%
$5,000,000	3.625% due 1/15/08	$4,923,700

	Federal Home Loan Mortgage Corporation — 11.6%
8,000,000	6.625% due 9/15/09	8,668,096
2,000,000	4.00% due 12/15/09	1,973,178
6,000,000	4.50% due 1/15/14	5,992,386
6,000,000	5.00% due 7/15/14	6,188,790
		22,822,450
	Federal National Mortgage Association — 3.7%
5,000,000	5.25% due 4/15/07	5,086,645
2,100,000	4.00% due 9/2/08	2,073,693
		7,160,338
	TOTAL AGENCY NOTES
	(Cost $35,671,157)	34,906,488

Face
Amount		Value
MORTGAGE-BACKED SECURITIES — 30.2% (1)
	Federal Home Loan Mortgage Corporation — 3.7%
$7,866	# 555359, 6.50% due 4/1/08	$7,986
2,513,418	# C00742, 6.50% due 4/1/29	2,606,907
133,723	# D78677, 8.00% due 3/1/27	143,831
131,488	# D84894, 8.00% due 12/1/27	141,434
30,828	# G00807, 9.50% due 3/1/21	32,864
124,093	# G10753, 6.50% due 9/1/09	126,593
4,050,000	TBA, 5.00% due 8/1/19	4,060,125
		7,119,740
	Federal National Mortgage Association — 25.6%
16,857	# 125275, 7.00% due 3/1/24	17,816
69,164	# 252806, 7.50% due 10/1/29	73,783
2,401,632	# 254685, 5.00% due 4/1/18	2,409,008
638,699	# 255159, 5.50% due 3/1/19	651,799
102,741	# 313795, 9.50% due 1/1/25	114,617
31,151	# 313796, 9.50% due 2/1/21	34,171
145,542	# 313815, 6.50% due 1/1/11	149,861
443,978	# 373328, 8.00% due 3/1/27	477,890
303,756	# 390895, 8.00% due 6/1/27	326,958
132,171	# 395715, 8.00% due 8/1/27	142,267
824,915	# 397602, 8.00% due 8/1/27	887,925
116,901	# 405845, 8.00% due 11/1/27	125,831
142,788	# 481401, 6.50% due 12/1/28	148,229
23,402	# 499335, 6.50% due 8/1/29	24,279
6,979	# 523497, 7.50% due 11/1/29	7,445
169,932	# 535729, 6.50% due 2/1/16	176,579
183,141	# 535962, 6.50% due 5/1/16	190,288
303,999	# 555016, 6.50% due 10/1/17	315,863
25,515	# 588945, 7.00% due 6/1/31	26,858
122,915	# 595134, 6.50% due 7/1/16	127,712
515,400	# 596498, 6.00% due 7/1/16	532,601
603,502	# 607862, 7.00% due 9/1/31	635,275
82,360	# 608777, 6.50% due 10/1/16	85,574
237,126	# 624571, 7.00% due 3/1/32	249,528
969,736	# 625990, 5.50% due 12/1/16	990,062
195,488	# 643340, 6.50% due 3/1/17	203,111
90,674	# 656872, 6.50% due 8/1/32	93,900
16,615	# 673087, 6.50% due 12/1/32	17,206
2,129,747	# 686230, 5.50% due 2/1/18	2,173,429
144,738	# 687575, 7.00% due 2/1/33	152,312
2,150,512	# 740449, 5.50% due 9/1/18	2,194,621
2,267,363	# 768557, 5.50% due 2/1/19	2,313,868
6,334,812	# 789859, 6.00% due 8/1/34	6,473,831

$1,913,832	# 820811, 6.00% due 4/1/35	$1,955,804
15,070,000	TBA, 5.50% due 8/1/17	15,371,400
3,220,000	TBA, 6.00% due 8/1/19	3,324,650
2,000,000	TBA, 6.50% due 9/1/34	2,067,500
5,000,000	TBA, 5.00% due 9/1/35	4,915,625
		50,179,476
	Government National Mortgage Association — 0.9%
129,365	# 460389, 7.00% due 5/15/28	136,797
58,121	# 464049, 7.00% due 7/15/28	61,460
105,536	# 476259, 7.00% due 8/15/28	111,599
107,673	# 485264, 7.50% due 2/15/31	115,084
44,252	# 496632, 7.00% due 12/15/28	46,794
13,416	# 530571, 7.50% due 2/15/31	14,340
219,151	# 539971, 7.00% due 1/15/31	231,515
23,399	# 556417, 7.00% due 6/15/31	24,719
22,339	# 557379, 7.00% due 5/15/31	23,599
130,977	# 559304, 7.00% due 9/15/31	138,366
137,711	# 570289, 7.00% due 1/15/32	145,468
37,371	# 571365, 7.00% due 12/15/31	39,479
721,991	# 574687, 6.00% due 4/15/34	742,794
		1,832,014
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost $59,178,673)	59,131,230

Face
Amount
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
$866,172	Credit-Based Asset Servicing, 6.50% due 9/25/26	$896,443
878,917	Federal National Mortgage Association Series, 1993-135 (IO) 6.50% due 7/25/08	40,043
417,933	Washington Mutual Mortgage Securities Corp., Series 2003-MS9 - Class 1P (PO), 0.00% due 12/25/33	361,404
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $1,243,706)	1,297,890

Face
Amount
CORPORATE NOTES — 24.5%
$5,000,000	American General Finance, 4.50% due 11/15/07	$4,986,790
5,000,000	Citigroup, Inc., 7.25% due 10/1/10	5,570,800
5,000,000	General Electric Capital Corp., 5.875% due 2/15/12 (2)	5,299,025
6,000,000	Goldman Sachs Group, Inc., Senior Global Note 5.125% due 1/15/15	6,010,146
5,000,000	IBM Corp., 4.75% due 11/29/12	5,027,185
5,000,000	JP Morgan Chase & Co., 3.50% due 3/15/09	4,823,700
3,000,000	Procter & Gamble Co. (The), 4.75% due 6/15/07	3,024,069
4,000,000	Procter & Gamble Co. (The), 4.85% due 12/15/15 (2)	4,003,784
5,000,000	Wal-Mart Stores, Inc., 4.55% due 5/1/13	4,931,130
4,000,000	Wells Fargo Bank, 6.45% due 2/1/11	4,341,800
	TOTAL CORPORATE NOTES (Cost $47,125,371)	48,018,429

Face
Amount
US TREASURY NOTES/BONDS — 22.9%
$8,468,480	U.S. Inflation Index Treasury Bond (TIPS), 1.875% due 7/15/13	$8,493,623
10,900,000	U.S. Treasury Bond, 6.125% due 8/15/29	13,430,849
1,000,000	U.S. Treasury Bond, 5.375% due 2/15/31 (2)	1,136,328
6,000,000	U.S. Treasury Note 3.125% due 1/31/07	5,925,468
8,000,000	U.S. Treasury Note 3.50% due 12/15/09 (2)	7,797,816
1,000,000	U.S. Treasury Note, 4.375% due 5/15/07	1,006,641
5,000,000	U.S. Treasury Note, 4.375% due 8/15/12	5,068,555
2,000,000	U.S. Treasury Note, 4.00% due 11/15/12 (2)	1,977,422
	TOTAL US TREASURY NOTES/BONDS (Cost $42,824,411)	44,836,702

Face
Amount
REPURCHASE AGREEMENTS — 18.9%
$86,799	With Investors Bank & Trust, dated 07/29/05, 2.75%, principal and interest in the amount of $86,819 due 08/01/05, (collateralized by SBA #506767 with a par value of $93,463, coupon rate of 6.250%, due 02/25/29, market value of $91,139)		$86,799
36,900,000	With Merrill Lynch & Co., Inc., dated 07/29/05, 3.250%, principal and interest in the amount of $36,909,994 due 08/01/05, (collateralized by FHLMC #735450 with a par value of $40,406,000, coupon rate of 4.860%, due 02/01/35, with a market value of $40,406,000)		36,900,000
	TOTAL REPURCHASE AGREEMENTS
	(Cost $36,986,799)		36,986,799

Face
Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 8.7%
$556,463	ABN Amro Bank NV, Eurodollar Time Deposit, 3.25% due 8/5/05		$556,463
394,394	American Beacon Funds, Money Market Fund		394,394
1,180,580	Bank of America, Bank Note, 3.45% due 9/16/05		1,180,580
571,979	Bank of Montreal, Eurodollar Time Deposit, 3.27% due 8/9/05		571,979
394,026	Bank of Nova Scotia, Eurodollar Time Deposit, 3.43% due 8/30/05		394,026
590,290	Barclays, Eurodollar Time Deposit, 3.42% due 9/12/05		590,290
212,473	BGI Institutional Money Market Fund		212,473
590,290	BNP Paribas, Eurodollar Time Deposit, 3.25% due 8/2/05		590,290
508,583	Calyon, Eurodollar Time Deposit, 3.25% due 8/4/05		508,583
1,289,492	Canadian Imperial Bank, Certificate of Deposit, 3.362% due 11/4/05		1,289,492
472,232	Citigroup, Eurodollar Time Deposit, 3.63% due 10/31/05		472,232
590,290	First Tennessee National Corporation, Eurodollar Time Deposit, 3.22% due 8/9/05		590,290
590,290	Fortis Bank, Eurodollar Time Deposit, 3.28% due 8/8/05		590,290
1,298,638	Goldman Sachs Group, Inc., Promisory Note, 3.39% due 12/28/05		1,298,638
590,290	HBOS Halifax Bank of Scotland, Eurodollar Time Deposit, 3.15% due 8/8/05		590,290
590,290	HSBC Banking/Holdings PLC, Eurodollar Time Deposit, 3.45% due 9/19/05		590,290
118,058	Merrimac Cash Fund-Premium Class, Money Market Fund		118,058
1,180,580	National Australia Bank, Eurodollar Time Deposit, 3.28% due 8/8/05		1,180,580
590,290	Nordea Bank Finland PLC, Eurodollar Time Deposit, 3.24% due 8/3/05		590,290
590,290	Regions Bank, Eurodollar Time Deposit, 3.29% due 8/10/05		590,290
590,290	Royal Bank of Canada, Eurodollar Time Deposit, 3.25% due 8/3/05		590,290
1,180,580	Royal Bank of Scotland, Eurodollar Time Deposit, 3.31% due 8/9/05		1,180,580
590,290	Sheffield Receivables Corp., Commercial Paper, 3.283% due 8/5/05		590,290
590,290	Societe Generale, Eurodollar Time Deposit, 3.20% due 8/8/05		590,290
590,290	UBS AG, Eurodollar Time Deposit, 3.365% due 8/22/05		590,290
512,242	Wells Fargo, Eurodollar Time Deposit, 3.27% due 8/1/05		512,242
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL
	(Cost $16,953,800)		16,953,800

TOTAL INVESTMENTS
(Cost $239,983,917) (3)		123.7%	$242,131,338
LIABILITIES IN EXCESS OF OTHER ASSETS		(23.7)	(46,316,680)
NET ASSETS		100.0%	$195,814,658

*	Percentages indicated are based on net assets.
(1)	Represents current face amount at July 31, 2005.
(2)	Securities or partial securities on loan. See Note 3.
(3)	Aggregate cost for federal tax purposes was $239,983,917.

Abbreviations:
FHLMC —	Federal Home Loan Mortgage Corporation
IO —	Interest Only
PO —	Principal Only
TIPS —	Treasury Inflation Protected Security

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2005 — (Unaudited)

Shares		Value
COMMON STOCKS — 98.9% *
	Aerospace & Defense — 4.4%
30,725	Boeing Co.	$2,028,157
19,550	L-3 Communications Holdings, Inc.	1,529,396
		3,557,553
	Banking — 4.5%
39,505	Citigroup, Inc.	1,718,468
52,875	Countrywide Financial Corp.	1,903,500
		3,621,968
	Capital Goods — 2.1%
34,190	United Technologies Corp.	1,733,433

	Chemicals — 2.4%
52,550	Church & Dwight, Inc.	1,973,252

	Computer Software & Processing — 3.9%
34,050	Adobe Systems, Inc. (1)	1,009,242
22,250	IMS Health, Inc.	605,867
116,900	Oracle Corp. (2)	1,587,502
		3,202,611
	Computers & Information — 1.2%
24,650	Dell, Inc. (2)	997,585

	Consumer Products — 2.1%
30,500	Clorox Co.	1,703,425

	Consumer Services — 4.0%
47,775	Accenture, Ltd. - Class A (2)	1,196,286
78,725	Disney (Walt) Co.	2,018,509
		3,214,795
	Cosmetics & Personal Care — 5.2%
34,000	Colgate-Palmolive Co.	1,799,960
26,550	Gillette Co.	1,424,938
17,700	Procter & Gamble Co. (The) (1)	984,651
		4,209,549
	Electronic Technology — 2.9%
61,600	Cisco Systems, Inc. (2)	1,179,640
43,900	Intel Corp.	1,191,446
		2,371,086
	Electronics — 3.2%
57,825	Altera Corp. (1) (2)	1,264,633
55,525	National Semiconductor Corp.	1,372,023
		2,636,656
	Energy Minerals — 2.7%
36,695	Exxon Mobil Corp.	2,155,831

	Financial Services — 5.1%
15,575	Goldman Sachs Group, Inc.	1,674,001
19,300	Lehman Brothers Holdings, Inc. (1)	2,029,009
18,700	MBNA Corp.	470,492
		4,173,502
	Health Care — 3.5%
31,400	Quest Diagnostics, Inc.	1,612,076
17,550	WellPoint, Inc. (2)	1,241,487
		2,853,563
	Health Care Facility & Supplies — 1.9%
28,975	Medtronic, Inc.	1,562,911

	Health Technology — 1.7%
21,345	Johnson & Johnson	1,365,226

	Heavy Machinery — 3.6%
23,050	Deere & Co.	$1,694,866
18,650	Eaton Corp.	1,218,591
		2,913,457
	Home Construction, Furnishings & Appliances — 1.1%
9,675	Pulte Homes, Inc.	905,774

	Industrial — 3.1%
12,775	3M Co.	958,125
10,000	Illinois Tool Works, Inc.	856,500
10,000	Lennar Corp. - Class A	672,700
		2,487,325
	Insurance — 9.1%
16,250	Everest Re Group, Ltd.	1,582,750
15,700	Hartford Financial Services Group, Inc. (1)	1,264,949
20,000	MBIA, Inc. (1)	1,214,800
31,525	RenaissanceRe Holdings, Ltd.	1,416,734
37,150	UnitedHealth Group, Inc.	1,942,945
		7,422,178
	Medical Products & Supplies — 1.0%
20,400	Varian Medical Systems, Inc. (1) (2)	800,904

	Metals — 2.4%
57,925	Masco Corp.	1,964,237

	Oil & Gas — 6.4%
20,700	BJ Services Co.	1,262,493
43,200	ConocoPhillips	2,703,888
19,975	Weatherford International, Ltd. (2)	1,264,018
		5,230,399
	Pharmaceuticals — 4.2%
34,700	Abbott Laboratories	1,618,061
68,245	Pfizer, Inc.	1,808,493
		3,426,554
	Process Industries — 1.4%
33,325	General Electric Co.	1,149,713

	Restaurants — 1.9%
29,525	Yum! Brands, Inc.	1,545,634

	Retailers — 3.4%
16,350	Best Buy Co., Inc. (1)	1,252,410
34,700	Home Depot, Inc.	1,509,797
		2,762,207
	Technology — 6.0%
107,800	EMC Corp. (2)	1,475,782
9,770	International Business Machines Corp.	815,404
69,200	Microsoft Corp.	1,772,212
36,975	Symantec Corp. (2)	812,341
		4,875,739
	Telecommunications — 2.2%
50,075	Nextel Communications, Inc. - Class A (1) (2)	1,742,610

	Textiles, Clothing & Fabrics — 2.3%
22,500	Nike, Inc.-Class B	1,885,500

	TOTAL COMMON STOCKS
	(Cost $66,378,112)	80,445,177

Face
Amount
REPURCHASE AGREEMENT — 3.9%
$3,124,564	Witth Investors Bank & Trust Co., dated 07/29/05, 2.75%, principal and interest in the amount of $3,125,280 due 08/01/05, (collateralized by SBA #506198, with a par value of $3,087,743, coupon rate of 5.625%, due 10/25/27, market value of $3,280,792)	$3,124,564
	TOTAL REPURCHASE AGREEMENT
	(Cost $3,124,564)	3,124,564

Face
Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 12.7%
$339,402	ABN Amro Bank NV, Eurodollar Time Deposit, 3.25% due 8/5/05		$339,402
240,552	American Beacon Funds, Money Market Fund		240,552
720,068	Bank of America, Bank Note, 3.45% due 9/16/05		720,068
348,866	Bank of Montreal, Eurodollar Time Deposit, 3.27% due 8/9/05		348,866
240,327	Bank of Nova Scotia, Eurodollar Time Deposit, 3.43% due 8/30/05		240,327
360,034	Barclays, Eurodollar Time Deposit, 3.42% due 9/12/05		360,034
129,594	BGI Institutional Money Market Fund		129,594
360,034	BNP Paribas, Eurodollar Time Deposit, 3.25% due 8/2/05		360,034
310,199	Calyon, Eurodollar Time Deposit, 3.25% due 8/4/05		310,199
786,498	Canadian Imperial Bank, Certificate of Deposit, 3.362% due 11/4/05		786,498
288,027	Citigroup, Eurodollar Time Deposit, 3.63% due 10/31/05		288,027
360,034	First Tennessee National Corporation, Eurodollar Time Deposit, 3.22% due 8/9/05		360,034
360,034	Fortis Bank, Eurodollar Time Deposit, 3.28% due 8/8/05		360,034
792,075	Goldman Sachs Group, Inc., Promisory Note, 3.39% due 12/28/05		792,075
360,034	HBOS Halifax Bank of Scotland, Eurodollar Time Deposit, 3.15% due 8/8/05		360,034
360,034	HSBC Banking/Holdings PLC, Eurodollar Time Deposit, 3.45% due 9/19/05		360,034
72,007	Merrimac Cash Fund-Premium Class, Money Market Fund		72,007
720,068	National Australia Bank, Eurodollar Time Deposit, 3.28% due 8/8/05		720,068
360,034	Nordea Bank Finland PLC, Eurodollar Time Deposit, 3.24% due 8/3/05		360,034
360,034	Regions Bank, Eurodollar Time Deposit, 3.29% due 8/10/05		360,034
360,034	Royal Bank of Canada, Eurodollar Time Deposit, 3.25% due 8/3/05		360,034
720,068	Royal Bank of Scotland,, Eurodollar Time Deposit, 3.31% due 8/9/05		720,068
360,034	Sheffield Receivables Corp., Commercial Paper, 3.283% due 8/5/05		360,034
360,034	Societe Generale, Eurodollar Time Deposit, 3.20% due 8/8/05		360,034
360,034	UBS AG, Eurodollar Time Deposit, 3.365% due 8/22/05		360,034
312,431	Wells Fargo, Eurodollar Time Deposit, 3.27% due 8/1/05		312,431
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL
	(Cost $10,340,590)		10,340,590

TOTAL INVESTMENTS
(Cost $79,843,266) (3)		115.5%	$93,910,331
LIABILITIES IN EXCESS OF OTHER ASSETS		(15.5)	(12,596,503)
NET ASSETS		100.0%	$81,313,828

*	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan. See Note 3.
(2)	Non-income producing security.
(3)	Aggregate cost for federal tax purposes was $79,887,160.

Abbreviation:
SBA —	Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2005 — (Unaudited)

Shares		Value
COMMON STOCKS — 98.0% *
	Aerospace & Defense — 2.4%
102,450	Engineered Support Systems, Inc. (1)	$3,788,601
157,590	Innovative Solutions & Support, Inc. (1) (2)	2,887,049
		6,675,650
	Apparel Retailers — 2.3%
146,350	Finish Line, Inc. - Class A	2,647,471
83,294	Jos. A. Bank Clothiers, Inc. (1) (2)	3,806,536
		6,454,007
	Automotive — 0.8%
109,480	Wabash National Corp.	2,354,915

	Banking — 1.0%
82,340	Pacific Capital Bancorp	2,817,675

	Basic Industry — 3.0%
63,140	AptarGroup, Inc.	3,147,529
63,471	Georgia Gulf Corp.	2,013,935
63,420	Mettler-Toledo International, Inc. (2)	3,329,550
		8,491,014
	Beverages, Food & Tobacco — 0.9%
42,330	J & J Snack Foods Corp.	2,490,697

	Biotechnology — 1.4%
100,230	SFBC International, Inc. (1) (2)	4,033,255

	Chemicals — 2.5%
78,050	Cytec Industries, Inc.	3,541,909
56,110	FMC Corp. (2)	3,393,533
		6,935,442
	Commercial Services — 6.2%
131,850	Brightpoint, Inc. (2)	3,197,362
78,290	Gevity HR, Inc.	1,726,294
39,030	Global Payments, Inc. (1)	2,585,347
172,740	Korn/Ferry International (1) (2)	3,437,526
148,380	Labor Ready, Inc. (2)	3,518,090
82,940	Steiner Leisure, Ltd. (2)	2,866,406
		17,331,025
	Computer Software & Processing — 2.0%
121,340	Digital Insight Corp. (2)	2,972,830
59,842	F5 Networks, Inc. (2)	2,524,136
		5,496,966
	Computers & Information — 2.1%
90,430	Global Imaging Systems, Inc. (1) (2)	3,134,304
141,020	NETGEAR, Inc. (1) (2)	2,920,524
		6,054,828
	Consumer Services — 1.5%
63,116	ACE Cash Express, Inc. (2)	1,485,119
136,600	Marvel Enterprises, Inc. (1) (2)	2,648,674
		4,133,793
	Cosmetics & Personal Care — 0.7%
80,490	Elizabeth Arden, Inc. (1) (2)	1,939,004

	Education — 1.0%
60,330	Bright Horizons Family Solution, Inc. (1) (2)	2,761,907

	Electronics — 1.6%
96,990	Synaptics, Inc. (1) (2)	$1,537,291
75,616	Trimble Navigation, Ltd. (1) (2)	2,945,999
		4,483,290
	Energy — 2.2%
58,540	Houston Exploration Co. (The) (2)	3,383,027
65,860	Oceaneering International, Inc. (2)	2,825,394
		6,208,421
	Entertainment & Leisure — 0.8%
58,220	Avid Technology, Inc.(1) (2)	2,395,753

	Financial Services — 3.3%
38,925	Affiliated Managers Group, Inc. (1) (2)	2,775,352
58,540	FirstFed Financial Corp. (1) (2)	3,657,579
95,126	Independent Bank Corp.	2,937,491
		9,370,422
	Health Care — 7.8%
101,005	Amsurg Corp. (2)	2,829,150
68,300	Conmed Corp. (2)	2,056,513
58,530	Covance, Inc. (2)	2,900,161
224,280	HealthTronics, Inc. (2)	2,888,726
57,830	Kensey Nash Corp. (1) (2)	1,863,283
67,940	Kindred Healthcare, Inc. (1) (2)	2,496,116
82,243	LCA-Vision, Inc.	3,766,729
53,660	Stericycle, Inc. (1) (2)	3,118,719
		21,919,397
	Health Care Providers — 3.0%
87,810	Centene Corp. (2)	2,572,833
35,660	Pediatrix Medical Group, Inc. (2)	2,796,457
126,840	VCA Antech, Inc. (1) (2)	3,011,182
		8,380,472
	Health Care Services — 1.0%
73,240	Amedisys, Inc. (1) (2)	2,866,614

	Heavy Machinery — 3.5%
139,030	AGCO Corp. (2)	2,876,531
51,220	Middleby Corp. (The) (1) (2)	3,578,229
73,180	Terex Corp. (2)	3,543,376
		9,998,136
	Industrial — 2.2%
85,370	Gardner Denver, Inc. (2)	3,508,707
82,940	WCI Communities, Inc. (1) (2)	2,816,642
		6,325,349
	Insurance — 7.9%
117,080	Amerigroup Corp. (2)	4,056,822
82,940	AmerUs Group Co. (1)	4,278,045
70,736	Arch Capital Group, Ltd. (2)	3,253,856
56,110	IPC Holdings, Ltd.	2,269,649
104,880	Scottish Re Group, Ltd. (1)	2,522,364
60,980	Selective Insurance Group, Inc.	3,036,194
33,930	Stancorp Financial Group, Inc.	2,929,516
		22,346,446
	Manufacturing — 1.4%
106,970	Watts Water Technologies, Inc.-Class A	3,904,405

	Oil & Gas — 5.5%
54,210	CAL Dive International, Inc. (2)	3,210,316
239,050	KCS Energy, Inc. (2)	4,694,942
97,350	Maverick Tube Corp. (1) (2)	3,229,100
112,200	Remington Oil & Gas Corp. (2)	4,421,802
		15,556,160
	Pharmaceuticals — 1.3%
171,320	First Horizon Pharmaceutical Corp. (1) (2)	3,645,690

	REIT — 4.8%
116,190	BioMed Realty Trust, Inc.	$2,954,712
317,100	Equity Inns, Inc.	4,258,653
103,790	LaSalle Hotel Properties	3,613,968
231,730	Winston Hotels, Inc.	2,611,597
		13,438,930
	Restaurants — 2.9%
111,260	California Pizza Kitchen, Inc. (2)	3,404,556
155,160	CKE Restaurants, Inc. (1)	2,010,874
87,810	RARE Hospitality International, Inc. (2)	2,736,160
		8,151,590
	Retail — 0.7%
75,300	Movie Gallery, Inc.	1,888,524

	Retailers — 6.2%
56,130	Childrens Place (2)	2,565,141
131,715	Flowers Foods	3,317,901
121,960	GameStop Corp.-Class A (1) (2)	4,189,326
143,650	Insight Enterprises, Inc. (2)	2,930,460
134,610	MarineMax, Inc. (2)	4,477,129
		17,479,957
	Technology — 10.4%
85,370	ANSYS, Inc. (2)	3,104,053
82,942	Benchmark Electronics, Inc. (2)	2,654,144
43,910	CACI International, Inc. - Class A (2)	2,888,839
119,180	Digital River, Inc. (1) (2)	4,764,221
140,630	Emulex Corp. (2)	2,670,564
126,840	Internet Security Systems, Inc. (2)	2,888,147
132,430	Manhattan Associates, Inc. (1) (2)	2,741,301
212,220	Methode Electronics, Inc.	2,682,461
63,420	MICROS Systems, Inc. (2)	2,723,889
46,340	Websense, Inc. (2)	2,309,586
		29,427,205
	Technology Systems/Semi Conductors — 0.7%
47,960	Diodes, Inc. (2)	1,852,695

	Transportation — 0.9%
141,480	OMI Corp. (1)	2,550,884

	Trucking — 1.1%
107,812	Greenbrier Cos., Inc.	3,115,767

	Utilities — 1.0%
78,050	Energen Corp.	2,739,555

	TOTAL COMMON STOCKS
	(Cost $201,638,291)	276,015,840

Face
Amount
REPURCHASE AGREEMENT — 2.1%
$5,826,474	With Investors Bank & Trust Co., dated 07/29/05, 2.75%, principal and interest in the amount of $5,827,810, due 08/01/05, (collateralized by SBA #506265, with a par value of $4,445,262, coupon rate of 6.625%, due 05/25/27, market value of $4,811,351 and SBA #505939 with a par value of $1,195,073, coupon rates of 6.625%, due 05/25/27, market value of $1,306,447)	$5,826,474
	TOTAL REPURCHASE AGREEMENT
	(Cost $5,826,474)	5,826,474

Face
Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 29.5%
$2,729,596	ABN Amro Bank NV, Eurodollar Time Deposit, 3.25% due 8/5/05		$2,729,596
1,934,605	American Beacon Funds, Money Market Fund		1,934,605
5,791,049	Bank of America, Bank Note, 3.45% due 9/16/05		5,791,049
2,805,708	Bank of Montreal, Eurodollar Time Deposit, 3.27% due 8/9/05		2,805,708
1,932,800	Bank of Nova Scotia, Eurodollar Time Deposit, 3.43% due 8/30/05		1,932,800
2,895,524	Barclays, Eurodollar Time Deposit, 3.42% due 9/12/05		2,895,524
1,042,239	BGI Institutional Money Market Fund		1,042,239
2,895,524	BNP Paribas, Eurodollar Time Deposit, 3.25% due 8/2/05		2,895,524
2,494,734	Calyon, Eurodollar Time Deposit, 3.25% due 8/4/05		2,494,734
6,325,291	Canadian Imperial Bank, Certificate of Deposit, 3.362% due 11/4/05		6,325,291
2,316,419	Citigroup, Eurodollar Time Deposit, 3.63% due 10/31/05		2,316,419
2,895,524	First Tennessee National Corporation, Eurodollar Time Deposit, 3.22% due 8/9/05		2,895,524
2,895,524	Fortis Bank, Eurodollar Time Deposit, 3.28% due 8/8/05		2,895,524
6,370,156	Goldman Sachs Group, Inc., Promisory Note, 3.39% due 12/28/05		6,370,156
2,895,524	HBOS Halifax Bank of Scotland, Eurodollar Time Deposit, 3.15% due 8/8/05		2,895,524
2,895,524	HSBC Banking/Holdings PLC, Eurodollar Time Deposit, 3.45% due 9/19/05		2,895,524
579,105	Merrimac Cash Fund-Premium Class, Money Market Fund		579,105
5,791,049	National Australia Bank, Eurodollar Time Deposit, 3.28% due 8/8/05		5,791,049
2,895,524	Nordea Bank Finland PLC, Eurodollar Time Deposit, 3.24% due 8/3/05		2,895,524
2,895,524	Regions Bank, Eurodollar Time Deposit, 3.29% due 8/10/05		2,895,524
2,895,524	Royal Bank of Canada, Eurodollar Time Deposit, 3.25% due 8/3/05		2,895,524
5,791,049	Royal Bank of Scotland,, Eurodollar Time Deposit, 3.31% due 8/9/05		5,791,049
2,895,524	Sheffield Receivables Corp., Commercial Paper, 3.283% due 8/5/05		2,895,524
2,895,524	Societe Generale, Eurodollar Time Deposit, 3.20% due 8/8/05		2,895,524
2,895,524	UBS AG, Eurodollar Time Deposit, 3.365% due 8/22/05		2,895,524
2,512,682	Wells Fargo, Eurodollar Time Deposit, 3.27% due 8/1/05		2,512,682
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL
	(Cost $83,162,770)		83,162,770

TOTAL INVESTMENTS
(Cost $290,627,535) (3)		129.6%	$365,005,084
LIABILITIES IN EXCESS OF OTHER ASSETS		(29.6)	(83,277,672)
NET ASSETS		100.0%	$281,727,412

*	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan. See Note 3.
(2)	Non-income producing security.
(3)	Aggregate cost for federal tax purposes was $290,823,962.

Abbreviations:
REIT —	Real Estate Investment Trust
SBA —	Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2005 — (Unaudited)

Shares		Value
COMMON STOCKS — 96.3% *
	Aerospace & Defense — 3.3%
4,900	Boeing Co.	$323,449
14,475	Honeywell International, Inc.	568,578
		892,027
	Automotive — 1.8%
6,562	Toyota Motor Corp., Sponsored ADR (1)	497,793

	Banking — 3.6%
10,975	Countrywide Financial Corp.	395,100
11,575	Wachovia Corp.	583,148
		978,248
	Basic Industry — 1.6%
6,950	Bunge, Ltd.	426,660

	Beverages, Food & Tobacco — 3.1%
8,425	Altria Group, Inc.	564,138
6,425	Coca-Cola Co. (The)	281,158
		845,296
	Chemicals — 2.1%
11,750	Dow Chemical (The)	563,412

	Commercial Services — 2.4%
12,600	Cendant Corp.	269,136
10,300	RR Donnelley & Sons Co.	371,315
		640,451
	Consumer Services — 1.4%
15,275	Disney (Walt) Co.	391,651

	Cosmetics & Personal Care — 2.1%
10,375	Procter & Gamble Co. (The) (1)	577,161

	Electric Utilities — 2.0%
14,350	PG&E Corp.	539,990

	Electronics — 3.1%
12,975	Amphenol Corp. - Class A	577,906
5,100	Canon, Inc. ADR	250,767
		828,673
	Energy — 6.1%
21,649	Exxon Mobil Corp.	1,271,879
4,825	Valero Energy Corp.	399,413
		1,671,292
	Financial Services — 15.1%
20,500	Bank of America Corp.	893,800
22,333	Citigroup, Inc.	971,485
4,825	Goldman Sachs Group, Inc.	518,591
12,701	J.P. Morgan Chase & Co.	446,313
13,500	MBNA Corp.	339,660
6,925	Merrill Lynch & Co., Inc.	407,051
10,175	Morgan Stanley	539,784
		4,116,684
	Health Care — 4.8%
8,150	Johnson & Johnson	521,274
9,775	Quest Diagnostics, Inc.	501,848
3,800	WellPoint, Inc. (2)	268,812
		1,291,934
	Health Care Providers — 1.0%
5,500	HCA, Inc.	270,875

	Heavy Machinery — 0.9%
3,750	Eaton Corp.	245,025

	Insurance — 10.4%
6,325	Aetna, Inc.	$489,555
9,086	American International Group, Inc.	546,977
7,750	Hartford Financial Services Group, Inc. (1)	624,418
4,525	Loews Corp.	378,426
11,950	Prudential Financial, Inc.	799,455
		2,838,831
	Media - Broadcasting & Publishing — 0.9%
6,950	Viacom, Inc. - Class B	232,756

	Metals — 0.6%
5,525	BHP Billiton Ltd. ADR	163,651

	Oil & Gas — 6.8%
11,250	ConocoPhillips	704,138
7,613	Occidental Petroleum Corp.	626,398
24,675	Williams Cos., Inc.	524,097
		1,854,633
	Pharmaceuticals — 3.3%
5,100	GlaxoSmithKline PLC ADR	241,944
14,250	Wyeth	651,938
		893,882
	Process Industries — 2.5%
19,589	General Electric Co.	675,821

	REIT — 2.9%
7,078	General Growth Properties, Inc.	325,446
15,050	Host Marriott Corp.	280,683
5,225	Ventas, Inc.	168,715
		774,844
	Retailers — 4.7%
13,075	J.C. Penney Co., Inc. (Holding Co.)	734,031
8,275	Lowe’s Companies, Inc.	547,971
		1,282,002
	Technology — 1.1%
11,675	Microsoft Corp. (1)	298,997

	Telecommunications — 1.5%
18,850	Motorola, Inc.	399,243

	Telephone — 3.6%
22,600	SBC Communications, Inc.	552,570
12,705	Verizon Communications, Inc.	434,892
		987,462
	Transportation — 1.0%
5,200	Burlington Northern Santa Fe Corp.	282,100

	Utilities — 2.6%
11,900	Constellation Energy Group, Inc.	716,499

	TOTAL COMMON STOCKS
	(Cost $21,842,241)	26,177,893

Face
Amount
REPURCHASE AGREEMENT — 4.9%
$1,343,954	With Investors Bank & Trust, dated 07/29/05, 2.75%, principal and interest in the amount of $1,344,262 due 08/01/05, (collateralized by SBA #506145 with a par value of $1,305,435, coupon rate of 7.005%, due 08/25/16, market value of $1,411,152)	$1,343,954
	TOTAL REPURCHASE AGREEMENT
	(Cost $1,343,954)	1,343,954

Face
Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 4.0%
$35,742	ABN Amro Bank NV, Eurodollar Time Deposit, 3.25% due 8/5/05	$35,742
25,332	American Beacon Funds, Money Market Fund	25,332

$75,830	Bank of America, Bank Note, 3.45% due 9/16/05		$75,830
36,739	Bank of Montreal, Eurodollar Time Deposit, 3.27% due 8/9/05		36,739
25,309	Bank of Nova Scotia, Eurodollar Time Deposit, 3.43% due 8/30/05		25,309
37,915	Barclays, Eurodollar Time Deposit, 3.42% due 9/12/05		37,915
13,647	BGI Institutional Money Market Fund		13,647
37,915	BNP Paribas, Eurodollar Time Deposit, 3.25% due 8/2/05		37,915
32,667	Calyon, Eurodollar Time Deposit, 3.25% due 8/4/05		32,667
82,825	Canadian Imperial Bank, Certificate of Deposit, 3.362% due 11/4/05		82,825
30,332	Citigroup, Eurodollar Time Deposit, 3.63% due 10/31/05		30,332
37,915	First Tennessee National Corporation, Eurodollar Time Deposit, 3.22% due 8/9/05		37,915
37,915	Fortis Bank, Eurodollar Time Deposit, 3.28% due 8/8/05		37,915
83,413	Goldman Sachs Group, Inc., Promisory Note, 3.39% due 12/28/05		83,413
37,915	HBOS Halifax Bank of Scotland, Eurodollar Time Deposit, 3.15% due 8/8/05		37,915
37,915	HSBC Banking/Holdings PLC, Eurodollar Time Deposit, 3.45% due 9/19/05		37,915
7,583	Merrimac Cash Fund-Premium Class, Money Market Fund		7,583
75,830	National Australia Bank, Eurodollar Time Deposit, 3.28% due 8/8/05		75,830
37,915	Nordea Bank Finland PLC, Eurodollar Time Deposit, 3.24% due 8/3/05		37,915
37,915	Regions Bank, Eurodollar Time Deposit, 3.29% due 8/10/05		37,915
37,915	Royal Bank of Canada, Eurodollar Time Deposit, 3.25% due 8/3/05		37,915
75,830	Royal Bank of Scotland,, Eurodollar Time Deposit, 3.31% due 8/9/05		75,830
37,915	Sheffield Receivables Corp., Commercial Paper, 3.283% due 8/5/05		37,915
37,915	Societe Generale, Eurodollar Time Deposit, 3.20% due 8/8/05		37,915
37,915	UBS AG, Eurodollar Time Deposit, 3.365% due 8/22/05		37,915
32,902	Wells Fargo, Eurodollar Time Deposit, 3.27% due 8/1/05		32,902
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL
	(Cost $1,088,961)		1,088,961

TOTAL INVESTMENTS
(Cost $24,275,156) (3)		105.2%	$28,610,808
LIABILITIES IN EXCESS OF OTHER ASSETS		(5.2)	(1,419,069)
NET ASSETS		100.0%	$27,191,739

*	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan. See Note 3.
(2)	Non-income producing security.
(3)	Aggregate cost for federal tax purposes was $24,386,640.

Abbreviations:
ADR -	American Depositary Receipt
REIT -	Real Estate Investment Trust
SBA -	Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2005 — (Unaudited)

Shares		Value
COMMON STOCKS — 98.5%*
	Japan — 19.6%
142,456	Bank of Fukuoka, Ltd.	$817,166
277,975	Canon, Inc.	13,671,364
2,087	East Japan Railway Co.	10,230,400
457,841	FamilyMart Co., Ltd.	13,338,307
2,548	KDDI Corp.	12,283,612
1,447,275	Kuraray Co., Ltd.	12,954,445
2,020,801	Mitsubishi Electric Corp.	10,618,218
2,843,129	Nippon Express Co., Ltd.	12,121,318
4,275,722	Nippon Steel Corp.	10,738,654
231,767	Secom Co., Ltd.	10,289,671
179,519	Sega Sammy Holdings, Inc.	11,078,885
2,113,856	Sumitomo Chemical Co., Ltd.	10,753,997
1,559,995	Sumitomo Trust & Banking Co., Ltd. (The)	9,592,511
257,657	Takeda Chemical Industries, Ltd.	13,162,155
196,148	Takefuji Corp.	12,655,966
51,491	TDK Corp.	3,531,737
541,545	THK Co., Ltd.	11,958,258
368,987	Toyota Motor Corp.	13,947,991
		193,744,655
	United Kingdom — 19.5%
922,291	Aviva PLC	10,579,603
750,913	BOC Group PLC	14,245,453
1,718,014	BP Amoco PLC	18,894,949
1,207,253	Cattles PLC	6,305,679
2,823,646	Centrica PLC	11,632,502
3,388,571	Compass Group PLC	14,622,189
175,741	GlaxoSmithKline PLC	4,132,542
85,680	Johnson Matthey PLC	1,653,123
1,306,444	Lloyds TSB Group PLC	11,038,111
626,701	Man Group PLC	17,867,202
3,848,706	Misys PLC	15,837,686
629,008	Rio Tinto PLC	20,883,646
530,900	Royal Bank of Scotland Group PLC	15,770,979
1,698,391	Tesco PLC	9,706,548
7,905,804	Vodafone Group PLC	20,362,896
		193,533,108
	Germany — 10.3%
137,283	Allianz AG	17,431,383
194,766	BASF AG	13,806,833
306,949	Bayerische Motoren Werke AG	14,385,871
186,894	Continental AG	14,468,716
181,050	E.On AG	16,749,930
187,242	Metro AG	9,412,026
201,785	Siemens AG Reg.	15,547,084
		101,801,843
	France — 10.2%
169,707	Assurances Generales De France (2)	14,266,116
651,920	Axa	17,793,040
261,985	Compagnie de Saint-Gobain	15,718,324
521,914	France Telecom SA	16,101,299
152,490	LaFarge SA ADR	14,422,939
101,866	Societe BIC SA	5,731,974
70,261	Total SA	17,570,282
		101,603,974
	Netherlands — 9.1%
250,073	Akzo Nobel N.V.	10,288,357
611,057	ING Groep N.V.	18,470,229
1,257,042	Reed Elsevier N.V.	17,107,828

589,209	Royal Dutch Shell PLC-Class A	$18,116,840
460,153	TNT NV, ADR	11,720,097
218,275	Unilever N.V.	14,627,426
		90,330,777
	Switzerland — 5.0%
178,266	Ciba Specialty Chemicals AG Reg.	10,654,239
36,670	Nestle SA Reg.	10,065,911
253,691	Novartis AG	12,338,595
91,013	Zurich Financial Services AG (1)	16,143,931
		49,202,676
	Ireland — 3.6%
633,027	Allied Irish Banks PLC	13,810,865
605,779	CRH PLC	17,293,715
244,646	Irish Life & Permanent PLC	4,419,402
		35,523,982
	Italy — 3.1%
500,980	ENI SPA	14,193,237
1,350,766	Mediaset SPA	16,421,643
		30,614,880
	Spain — 2.6%
353,490	ACS, Actividades Construccion y Servicios, SA	10,209,984
693,733	Endesa SA	15,515,457
		25,725,441
	Australia — 2.3%
3,687,766	John Fairfax Holdings, Ltd.	12,271,588
4,262,501	Qantas Airways, Ltd.	10,685,321
		22,956,909
	Denmark — 2.1%
364,833	H. Lundbeck AS	9,009,972
1,237,040	Nordea AB	11,785,325
		20,795,297
	Hong Kong — 1.6%
9,888,083	Hang Lung Properties Ltd.	15,669,202

	Canada — 1.6%
757,872	CGI Group, Inc. (1)	4,550,761
253,023	Talisman Energy, Inc.	11,098,243
		15,649,004
	Norway — 1.6%
139,718	Norsk Hydro ASA	13,212,875
139,718	Yara International ASA	2,395,290
		15,608,165
	Israel — 1.1%
357,644	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	11,230,022

	Republic of Korea — 1.1%
38,827	Samsung Electronics Co., Ltd. GDR -144A (3)	10,683,381

	India — 1.0%
340,945	Satyam Computer Services, Ltd., ADR	9,744,208

	Portugal — 1.0%
1,013,789	Portugal Telecom SGPS SA	9,637,021

	Indonesia — 0.8%
14,472,740	Telekomunikasi Indonesia Tbk PT	8,261,500

	China — 0.8%
21,219,263	China Telecom Corp., Ltd.-Class H	8,159,773

	Belgium — 0.5%
173,981	Fortis - Brussels Shares	5,079,554

	TOTAL COMMON STOCKS
	(Cost $737,615,781)	975,555,372

Face Amount
REPURCHASE AGREEMENT — 3.5%
$34,708,683	With Investors Bank & Trust Co., dated 07/29/05, 2.75%, principal and interest in the amount of $34,716,637, due 08/01/05, (collateralized by FHR #2808 with a par value of $20,899,904, coupon rate of 3.888%, due 06/15/34, market value of $21,000,000 and FNR #2003-107 with a par value of $11,134,342, coupon rate of 3.81%, due 11/25/33, market value of $11,274,623 and SBA #506164 with a par value of $3,897,557, coupon rate of 6.13%, due 11/25/22, market value of $4,169,494)	$34,708,683
	TOTAL REPURCHASE AGREEMENT
	(Cost $34,708,683)	34,708,683

Face Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 0.3%
$109,258	ABN Amro Bank NV, Eurodollar Time Deposit, 3.25% due 8/5/05		$109,258
77,436	American Beacon Funds, Money Market Fund		77,436
231,798	Bank of America, Bank Note, 3.45% due 9/16/05		231,798
112,304	Bank of Montreal, Eurodollar Time Deposit, 3.27% due 8/9/05		112,304
77,364	Bank of Nova Scotia, Eurodollar Time Deposit, 3.43% due 8/30/05		77,364
115,899	Barclays, Eurodollar Time Deposit, 3.42% due 9/12/05		115,899
41,718	BGI Institutional Money Market Fund		41,718
115,899	BNP Paribas, Eurodollar Time Deposit, 3.25% due 8/2/05		115,899
99,857	Calyon, Eurodollar Time Deposit, 3.25% due 8/4/05		99,857
253,186	Canadian Imperial Bank, Certificate of Deposit, 3.362% due 11/4/05		253,186
92,719	Citigroup, Eurodollar Time Deposit, 3.63% due 10/31/05		92,719
115,899	First Tennessee National Corporation, Eurodollar Time Deposit, 3.22% due 8/9/05		115,899
115,899	Fortis Bank, Eurodollar Time Deposit, 3.28% due 8/8/05		115,899
254,978	Goldman Sachs Group, Inc., Promisory Note, 3.39% due 12/28/05		254,978
115,899	HBOS Halifax Bank of Scotland, Eurodollar Time Deposit, 3.15% due 8/8/05		115,899
115,899	HSBC Banking/Holdings PLC, Eurodollar Time Deposit, 3.45% due 9/19/05		115,899
23,180	Merrimac Cash Fund-Premium Class, Money Market Fund		23,180
231,798	National Australia Bank, Eurodollar Time Deposit, 3.28% due 8/8/05		231,798
115,899	Nordea Bank Finland PLC, Eurodollar Time Deposit, 3.24% due 8/3/05		115,899
115,899	Regions Bank, Eurodollar Time Deposit, 3.29% due 8/10/05		115,899
115,899	Royal Bank of Canada, Eurodollar Time Deposit, 3.25% due 8/3/05		115,899
231,798	Royal Bank of Scotland,, Eurodollar Time Deposit, 3.31% due 8/9/05		231,798
115,899	Sheffield Receivables Corp., Commercial Paper, 3.283% due 8/5/05		115,899
115,899	Societe Generale, Eurodollar Time Deposit, 3.20% due 8/8/05		115,899
115,899	UBS AG, Eurodollar Time Deposit, 3.365% due 8/22/05		115,899
100,575	Wells Fargo, Eurodollar Time Deposit, 3.27% due 8/1/05		100,575
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL
	(Cost $3,328,757)		3,328,757

TOTAL INVESTMENTS
(Cost $775,653,221) (4)		102.3%	$1,013,592,812
LIABILITIES IN EXCESS OF OTHER ASSETS		(2.3)	(23,260,281)
NET ASSETS		100.0%	$990,332,531

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan. See Note 3.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
(4)	Aggregate cost for federal tax purposes was $777,974,073.

Abbreviations:
ADR —	American Depositary Receipt
FHR —	Federal Home Loan Mortgage Corporation
FNR —	Federal National Mortgage Association REMIC
GDR —	Global Depositary Receipt
SBA —	Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2005 — (Unaudited)

Shares		Value
COMMON STOCKS — 90.7%*
	United Kingdom — 17.9%
678,100	Aviva PLC	$7,778,487
392,711	BOC Group PLC	7,450,058
891,499	BP Amoco PLC	9,804,826
575,000	Cattles PLC	3,003,319
1,550,078	Centrica PLC	6,385,817
1,654,000	Compass Group PLC	7,137,257
308,127	GlaxoSmithKline PLC	7,245,593
644,279	Lloyds TSB Group PLC	5,443,496
368,200	Man Group PLC	10,497,356
1,929,230	Misys PLC	7,938,912
326,000	Rio Tinto PLC	10,823,501
265,250	Royal Bank of Scotland Group PLC	7,879,548
965,799	Tesco PLC	5,519,679
4,101,231	Vodafone Group PLC	10,563,498
		107,471,347
	Japan — 17.6%
31,000	Bank of Fukuoka, Ltd. (2)	177,824
167,800	Canon, Inc.	8,252,738
1,067	East Japan Railway Co.	5,230,396
221,000	FamilyMart Co., Ltd.	6,438,405
1,355	KDDI Corp.	6,532,298
765,000	Kuraray Co., Ltd.	6,847,455
1,029,100	Mitsubishi Electric Corp.	5,407,365
1,384,000	Nippon Express Co., Ltd.	5,900,508
2,253,000	Nippon Steel Corp.	5,658,503
215,000	Secom Co., Ltd.	9,545,273
90,000	Sega Sammy Holdings, Inc.	5,554,285
994,000	Sumitomo Chemical Co., Ltd.	5,056,860
776,000	Sumitomo Trust & Banking Co., Ltd. (The)	4,771,675
148,200	Takeda Chemical Industries, Ltd.	7,570,651
107,300	Takefuji Corp.	6,923,268
40,900	TDK Corp.	2,805,306
267,100	THK Co., Ltd.	5,898,034
178,600	Toyota Motor Corp.	6,751,217
		105,322,061
	France — 9.6%
156,676	Air France-KLM	2,565,253
90,347	Assurances Generales De France (2)	7,594,859
373,700	Axa	10,199,501
137,397	Compagnie de Saint-Gobain	8,243,413
312,583	France Telecom SA	9,643,336
75,183	LaFarge SA ADR	7,111,023
45,749	Societe BIC SA	2,574,285
37,598	Total SA	9,402,193
		57,333,863
	Germany — 9.0%
66,600	Allianz AG	8,456,474
95,361	BASF AG	6,760,078
184,681	Bayerische Motoren Werke AG	8,655,500
97,006	Continental AG	7,509,884

94,751	E.On AG	$8,765,935
108,188	Metro AG	5,438,247
108,300	Siemens AG Reg.	8,344,273
		53,930,391
	Netherlands — 7.8%
122,094	Akzo Nobel N.V.	5,023,120
318,500	ING Groep N.V.	9,627,200
610,404	Reed Elsevier N.V.	8,307,349
306,816	Royal Dutch Shell PLC-Class A	9,433,896
239,922	TNT N.V.	6,087,248
121,084	Unilever N.V.	8,114,293
		46,593,106
	Switzerland — 4.5%
86,315	Ciba Specialty Chemicals AG Reg. (2)	5,158,699
20,227	Nestle SA Reg.	5,552,309
138,202	Novartis AG	6,721,636
52,723	Zurich Financial Services AG (1)	9,352,032
		26,784,676
	Ireland — 3.3%
394,893	Allied Irish Banks PLC	8,615,452
322,494	CRH PLC	9,205,320
127,319	Irish Life & Permanent PLC	2,299,951
		20,120,723
	Italy — 2.7%
106,649	ENI SPA	3,021,467
36,776	ENI SPA Sponsored ADR	5,200,126
666,340	Mediaset SPA	8,100,883
		16,322,476
	Spain — 2.6%
196,287	ACS, Actividades Construccion y Servicios, SA	5,669,431
452,651	Endesa SA	10,123,617
		15,793,048
	Australia — 2.2%
2,318,111	John Fairfax Holdings, Ltd.	7,713,858
2,086,334	Qantas Airways, Ltd.	5,230,063
		12,943,921
	Denmark — 2.1%
151,700	H. Lundbeck AS (2)	3,746,407
909,411	Nordea AB	8,663,992
		12,410,399
	Canada — 1.7%
378,000	CGI Group, Inc. (1)	2,269,760
178,331	Talisman Energy, Inc.	7,822,059
		10,091,819
	Republic of Korea — 1.5%
32,100	Samsung Electronics Co., Ltd. GDR -144A (3)	8,832,424

	Norway — 1.3%
67,667	Norsk Hydro ASA	6,399,144
67,667	Yara International ASA	1,160,066
		7,559,210
	Hong Kong — 1.3%
4,765,920	Hang Lung Properties Ltd.	7,552,340

	Belgium — 1.2%
244,440	Fortis - Brussels Shares	7,136,678

	Indonesia — 1.1%
11,500,000	Telekomunikasi Indonesia Tbk PT	6,564,566

	Israel — 0.9%
179,000	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (2)	$5,620,600

	Portugal — 0.9%
576,000	Portugal Telecom SGPS SA	5,475,424

	India — 0.8%
178,000	Satyam Computer Services, Ltd., ADR	5,087,240

	China — 0.7%
10,846,000	China Telecom Corp., Ltd.-Class H	4,170,781

	TOTAL COMMON STOCKS
	(Cost $439,977,225)	543,117,093

Face Amount
REPURCHASE AGREEMENT — 6.6%
$39,689,205	With Investors Bank & Trust Co., dated 07/29/05, 2.75%, principal and interest in the amount of $39,698,300, due 08/01/05, (collateralized by FHR #2722FB with a par value of $20,219,908, coupon rate of 3.94%, due 4/15/23, market value of $20,519,908 and FN #709345 with a par value of $15,381,506 , coupon rate of 3.99%, due 06/01/33, market value of $15,309,861 and SBA #TBA817 with a par value of $4,878,957, coupon rate of 6.49%, due 09/15/19, market value of $5,363,804)	$39,689,205
	TOTAL REPURCHASE AGREEMENT
	(Cost $39,689,205)	39,689,205

Face Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 3.2%
$628,015	ABN Amro Bank NV, Eurodollar Time Deposit, 3.25% due 8/5/05		$628,015
445,106	American Beacon Funds, Money Market Fund		445,106
1,332,382	Bank of America, Bank Note, 3.45% due 9/16/05		1,332,382
645,526	Bank of Montreal, Eurodollar Time Deposit, 3.27% due 8/9/05		645,526
444,691	Bank of Nova Scotia, Eurodollar Time Deposit, 3.43% due 8/30/05		444,691
666,191	Barclays, Eurodollar Time Deposit, 3.42% due 9/12/05		666,191
239,794	BGI Institutional Money Market Fund		239,794
666,191	BNP Paribas, Eurodollar Time Deposit, 3.25% due 8/2/05		666,191
573,979	Calyon, Eurodollar Time Deposit, 3.25% due 8/4/05		573,979
1,455,298	Canadian Imperial Bank, Certificate of Deposit, 3.362% due 11/4/05		1,455,298
532,953	Citigroup, Eurodollar Time Deposit, 3.63% due 10/31/05		532,953
666,191	First Tennessee National Corporation, Eurodollar Time Deposit, 3.22% due 8/9/05		666,191
666,191	Fortis Bank, Eurodollar Time Deposit, 3.28% due 8/8/05		666,191
1,465,615	Goldman Sachs Group, Inc., Promisory Note, 3.39% due 12/28/05		1,465,615
666,191	HBOS Halifax Bank of Scotland, Eurodollar Time Deposit, 3.15% due 8/8/05		666,191
666,191	HSBC Banking/Holdings PLC, Eurodollar Time Deposit, 3.45% due 9/19/05		666,191
133,238	Merrimac Cash Fund-Premium Class, Money Market Fund		133,238
1,332,382	National Australia Bank, Eurodollar Time Deposit, 3.28% due 8/8/05		1,332,382
666,191	Nordea Bank Finland PLC, Eurodollar Time Deposit, 3.24% due 8/3/05		666,191
666,191	Regions Bank, Eurodollar Time Deposit, 3.29% due 8/10/05		666,191
666,191	Royal Bank of Canada, Eurodollar Time Deposit, 3.25% due 8/3/05		666,191
1,332,382	Royal Bank of Scotland,, Eurodollar Time Deposit, 3.31% due 8/9/05		1,332,382
666,191	Sheffield Receivables Corp., Commercial Paper, 3.283% due 8/5/05		666,191
666,191	Societe Generale, Eurodollar Time Deposit, 3.20% due 8/8/05		666,191
666,191	UBS AG, Eurodollar Time Deposit, 3.365% due 8/22/05		666,191
578,108	Wells Fargo, Eurodollar Time Deposit, 3.27% due 8/1/05		578,108
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL
	(Cost $19,133,761)		19,133,761

TOTAL INVESTMENTS
(Cost $498,800,191) (4)		100.5%	$601,940,059
LIABILITIES IN EXCESS OF OTHER ASSETS		(0.5)	(2,807,844)
NET ASSETS		100.0%	$599,132,215

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan. See Note 3.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
(4)	Aggregate cost for federal tax purposes was $500,331,367.

Abbreviations:
ADR —	American Depositary Receipt
FHR —	Federal Home Loan Mortgage Corporation
FN —	Federal National Mortgage Association
GDR —	Global Depositary Receipt
SBA —	Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2005 — (Unaudited)

Shares		Value
COMMON STOCKS — 99.0%
	Aerospace & Defense — 0.9%
3,140	Teledyne Technologies, Inc. (1)*	$119,163

	Airlines — 0.9%
10,830	Pinnacle Airlines Corp. (1) (2)	111,657

	Apparel Retailers — 4.3%
3,695	Aeropostale, Inc. (1)	110,296
3,574	Finish Line, Inc. - Class A	64,654
4,027	Jos. A. Bank Clothiers, Inc. (1) (2)	184,034
3,475	K-Swiss, Inc. - Class A	117,351
2,745	Wolverine World Wide, Inc.	60,390
		536,725
	Automotive — 0.8%
4,500	Wabash National Corp.	96,795

	Banking — 3.3%
5,975	Center Financial Corp.	152,661
2,140	Corus Bankshares, Inc.	134,264
4,618	Glacier Bancorp, Inc.	131,890
		418,815
	Basic Industry — 1.0%
2,130	Silgan Holdings, Inc.	122,326

	Biotechnology — 0.8%
4,330	Serologicals (1)	99,590

	Business Services — 1.1%
6,180	Ventiv Health, Inc. (1)	135,960

	Commercial Services — 3.4%
4,720	Asset Acceptance Capital Corp. (1)	129,045
7,972	Healthcare Services Group, Inc.	146,047
6,230	Labor Ready, Inc. (1)	147,713
		422,805
	Computer Software & Processing — 5.1%
2,765	Anteon International Corp. (1)	129,817
3,800	CSG Systems International, Inc. (1)	70,870
2,175	F5 Networks, Inc. (1)	91,741
2,765	InfoSpace, Inc. (1) (2)	66,747
2,250	MicroStrategy, Inc. - Class A (1)	173,587
7,905	Quest Software, Inc. (1)	112,646
		645,408
	Computers & Information — 4.3%
3,890	Intergraph Corp. (1) (2)	147,937
10,850	InterVoice, Inc. (1)	94,937
3,660	Komag, Inc. (1)	129,857
7,975	NETGEAR, Inc. (1)	165,162
		537,893
	Consumer Products — 1.9%
5,055	Tupperware Corp.	107,823
4,130	Yankee Candle Co., Inc.	125,139
		232,962
	Cosmetics & Personal Care — 0.9%
5,050	Nu Skin Enterprises, Inc. - Class A	119,281

	Electrical Equipment — 1.0%
5,305	Greatbatch, Inc. (1)	$128,434

	Electronics — 4.3%
5,440	Molecular Devices Corp. (1)	115,709
6,315	Multi-Fineline Electronix, Inc. (1)	132,489
4,485	Sigmatel, Inc. (1)	89,835
5,125	Synaptics, Inc. (1) (2)	81,231
2,860	Varian Semiconductor Equipment Associates, Inc. (1)	118,747
		538,011
	Financial Services — 4.0%
4,895	Asta Funding, Inc.	130,941
7,270	Encore Capital Group, Inc. (1)	127,952
2,870	Greenhill & Co., Inc. (2)	110,093
3,410	Nelnet, Inc. - Class A (1) (2)	129,409
		498,395
	Health Care — 5.8%
1,890	Biosite, Inc. (1) (2)	104,111
4,480	Kensey Nash Corp. (1) (2)	144,346
4,635	Kyphon, Inc. (1) (2)	188,366
2,880	LCA-Vision, Inc.	131,904
9,660	Thoratec Corp. (1)	159,583
		728,310
	Health Care Providers — 1.1%
6,390	VistaCare, Inc. - Class A (1)	133,679

	Health Care Services — 3.3%
3,555	Amedisys, Inc. (1) (2)	139,143
6,820	Gentiva Health Services, Inc. (1)	131,558
2,100	Sierra Health Services (1)	141,624
		412,325
	Heavy Machinery — 0.6%
1,030	Middleby Corp. (The) (1)	71,956

	Home Construction, Furnishings & Appliances — 0.9%
3,810	Comstock Homebuilding Cos., Inc. - Class A (1)	107,347

	Household Products — 1.8%
3,185	John H. Harland Co.	123,037
2,710	Toro Co.	109,050
		232,087
	Housing & Home Furnishings — 0.9%
5,140	Select Comfort Corp. (1) (2)	109,533

	Industrial — 2.7%
8,485	Administaff, Inc.	217,216
7,050	Myriad Genetics, Inc. (1) (2)	124,080
		341,296
	Insurance — 2.0%
2,815	ProAssurance Corp. (1)	120,932
4,345	State Auto Financial Corp.	136,650
		257,582
	Internet — 1.8%
13,090	Earthlink, Inc. (1)	124,748
3,085	ProQuest Co. (1)	106,895
		231,643
	Medical Supplies — 1.8%
3,639	ICU Medical, Inc. (1) (2)	120,160
2,775	SurModics, Inc. (1) (2)	107,836
		227,996
	Metals — 3.6%
3,795	General Cable Corp. (1)	62,997
3,255	NS Group, Inc. (1)	138,175
2,165	Quanex Corp.	132,065
2,610	Reliance Steel & Aluminum Co.	121,939
		455,176

	Oil & Gas — 5.7%
3,670	Frontier Oil Corp.	$102,833
1,290	Holly Corp.	60,398
6,735	KCS Energy, Inc. (1)	132,275
2,690	Lone Star Technologies (1)	137,271
3,940	Maverick Tube Corp. (1) (2)	130,690
5,335	Oil States International, Inc. (1)	157,809
		721,276
	Pharmaceuticals — 2.7%
5,535	Eyetech Pharmaceuticals, Inc. (1)	62,933
6,600	First Horizon Pharmaceutical Corp. (1) (2)	140,448
2,515	United Therapeutics Corp. (1) (2)	134,175
		337,556
	Restaurants — 1.8%
2,870	CEC Entertainment, Inc. (1)	109,950
2,685	Papa John’s International, Inc. (1) (2)	115,723
		225,673
	Retail — 4.5%
5,250	First Cash Financial Services, Inc. (1)	125,213
1,640	Genesco, Inc. (1)	61,123
1,950	Guitar Center, Inc. (1)	125,960
4,655	Movie Gallery, Inc.	116,747
3,315	Pantry (The), Inc. (1)	141,285
		570,328
	Retailers — 1.7%
2,965	Childrens Place (1)	135,501
1,900	Hibbet Sporting Goods, Inc. (1)	76,057
		211,558
	Software — 2.1%
3,480	IDX Systems Corp. (1) (2)	111,360
4,185	THQ, Inc. (1)	146,391
		257,751
	Technology — 4.0%
3,420	Digital River, Inc. (1) (2)	136,715
5,580	Internet Security Systems, Inc. (1)	127,057
5,000	Webex Communications, Inc. (1) (2)	142,850
1,925	Websense, Inc. (1)	95,942
		502,564
	Technology Systems/Semi Conductors — 1.7%
2,190	Diodes, Inc. (1)	84,600
4,845	Photronics, Inc. (1)	130,040
		214,640
	Telecommunications — 5.1%
2,995	Anixter International, Inc. (1)	124,472
7,840	Commscope, Inc. (1)	132,418
4,845	Comtech Telecommunications Corp. (1)	171,271
2,975	J2 Global Communications, Inc. (1) (2)	119,327
9,485	Premiere Global Services, Inc. (1)	96,937
		644,425
	Textiles, Clothing & Fabrics — 3.0%
4,680	Deckers Outdoor Corp. (1) (2)	131,040
14,550	DHB Industries, Inc. (1) (2)	110,726
2,920	Oxford Industries, Inc.	137,269
		379,035
	Transportation — 2.4%
2,190	HUB Group, Inc. - Class A (1)	67,846
3,595	Old Dominion Freight Line, Inc. (1)	119,066
4,555	Pacer International, Inc. (1)	115,424
		302,336
	TOTAL COMMON STOCKS
	(Cost $11,071,555)	12,440,292

Face Amount
REPURCHASE AGREEMENT — 2.0%
$251,092	With Investors Bank & Trust, dated 07/29/05, 2.75%, principal and interest in the amount of $251,149 due 08/01/05, (collateralized by a GNMA #280803 with a par value of $260,794, coupon rate of 4.6250%, due 01/20/34, market value of $263,646)	$251,092
	TOTAL REPURCHASE AGREEMENT
	(Cost $251,092)	251,092

Face Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 25.1%
$103,371	ABN Amro Bank NV, Eurodollar Time Deposit, 3.25% due 8/5/05		$103,371
73,264	American Beacon Funds, Money Market Fund		73,264
219,310	Bank of America, Bank Note, 3.45% due 9/16/05		219,310
106,253	Bank of Montreal, Eurodollar Time Deposit, 3.27% due 8/9/05		106,253
73,196	Bank of Nova Scotia, Eurodollar Time Deposit, 3.43% due 8/30/05		73,196
109,655	Barclays, Eurodollar Time Deposit, 3.42% due 9/12/05		109,655
39,470	BGI Institutional Money Market Fund		39,470
109,655	BNP Paribas, Eurodollar Time Deposit, 3.25% due 8/2/05		109,655
94,477	Calyon, Eurodollar Time Deposit, 3.25% due 8/4/05		94,477
239,541	Canadian Imperial Bank, Certificate of Deposit, 3.362% due 11/4/05		239,541
87,724	Citigroup, Eurodollar Time Deposit, 3.63% due 10/31/05		87,724
109,655	First Tennessee National Corporation, Eurodollar Time Deposit, 3.22% due 8/9/05		109,655
109,655	Fortis Bank, Eurodollar Time Deposit, 3.28% due 8/8/05		109,655
241,240	Goldman Sachs Group, Inc., Promisory Note, 3.39% due 12/28/05		241,240
109,655	HBOS Halifax Bank of Scotland, Eurodollar Time Deposit, 3.15% due 8/8/05		109,655
109,655	HSBC Banking/Holdings PLC, Eurodollar Time Deposit, 3.45% due 9/19/05		109,655
21,931	Merrimac Cash Fund-Premium Class, Money Market Fund		21,931
219,309	National Australia Bank, Eurodollar Time Deposit, 3.28% due 8/8/05		219,309
109,655	Nordea Bank Finland PLC, Eurodollar Time Deposit, 3.24% due 8/3/05		109,655
109,655	Regions Bank, Eurodollar Time Deposit, 3.29% due 8/10/05		109,655
109,655	Royal Bank of Canada, Eurodollar Time Deposit, 3.25% due 8/3/05		109,655
219,310	Royal Bank of Scotland,, Eurodollar Time Deposit, 3.31% due 8/9/05		219,310
109,655	Sheffield Receivables Corp., Commercial Paper, 3.283% due 8/5/05		109,655
109,655	Societe Generale, Eurodollar Time Deposit, 3.20% due 8/8/05		109,655
109,655	UBS AG, Eurodollar Time Deposit, 3.365% due 8/22/05		109,655
95,156	Wells Fargo, Eurodollar Time Deposit, 3.27% due 8/1/05		95,156
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL
	(Cost $3,149,412)		3,149,412

TOTAL INVESTMENTS
(Cost $14,472,059) (3)		126.1%	$15,840,796
LIABILITIES IN EXCESS OF OTHER ASSETS		(26.1)	(3,283,032)
NET ASSETS		100.0%	$12,557,764

(1)	Non-income producing security.
*	Percentages indicated are based on net assets.
(2)	Securities or partial securities on loan. See Note 3.
(3)	Aggregate cost for federal tax purposes was $14,486,598.

Abbreviation:
GNMA —	Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2005 — (Unaudited)

Shares		Value
COMMON STOCKS — 99.0%*
	Aerospace & Defense — 2.2%
5,425	Boeing Co.	$358,104
3,290	General Dynamics Corp.	378,975
2,715	L-3 Communications Holdings, Inc.	212,394
		949,473
	Apparel Retailers — 0.9%
10,666	Nordstrom, Inc.	394,749

	Automotive — 0.8%
4,615	Paccar, Inc.	333,295

	Banking — 5.9%
8,950	Barclays PLC	353,614
7,580	Comerica, Inc.	463,138
12,400	Countrywide Financial Corp.	446,400
13,275	KeyCorp	454,536
8,380	Wachovia Corp.	422,184
10,950	Washington Mutual, Inc.	465,156
		2,605,028
	Basic Industry — 0.9%
6,685	Bunge, Ltd.	410,392

	Beverages, Food & Tobacco — 4.3%
19,365	Albertson’s Inc. (1)	412,668
6,590	Brown-Forman Corp. - Class B	385,185
6,210	Hershey Foods Corp. (1)	396,633
4,170	Reynolds American, Inc. (1)	347,403
9,635	Supervalu, Inc.	341,079
		1,882,968
	Capital Goods — 1.0%
8,615	United Technologies Corp.	436,780

	Chemicals — 0.8%
5,135	BASF AG	363,558

	Commercial Services — 0.8%
6,095	H&R Block, Inc. (1)	347,171

	Communications — 1.0%
11,610	Scientific-Atlanta, Inc.	446,985

	Computer Software & Processing — 3.8%
14,630	Adobe Systems, Inc. (1)	433,633
13,950	Autodesk, Inc.	476,950
14,360	Check Point Software Technologies, Ltd. (2)	323,531
30,555	Oracle Corp. (1) (2)	414,937
		1,649,051
	Computers & Information — 1.0%
10,465	Dell, Inc. (2)	423,519

	Consumer Durables — 1.0%
4,755	Black & Decker Corp. (The) (1)	$429,424

	Consumer Non - Durables — 1.7%
6,806	Colgate-Palmolive Co.	360,310
12,775	Pepsi Bottling Group, Inc. (1)	372,519
		732,829
	Consumer Products — 2.2%
8,505	Clorox Co.	475,004
6,425	Whirlpool Corp. (1)	513,871
		988,875
	Consumer Services — 1.1%
18,930	Accenture, Ltd. - Class A (1) (2)	474,007

	Cosmetics & Personal Care — 0.8%
6,275	Gillette Co.	336,779

	Electric — 1.1%
16,825	DPL, Inc.	464,370

	Electric Utilities — 1.1%
12,465	PG&E Corp.	469,058

	Electronics — 2.0%
20,210	Applera Corp. - Applied Biosystems Group	420,772
14,730	Jabil Circuit, Inc. (2)	459,429
958	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,229
		888,430
	Financial Services — 8.4%
9,915	Bank of America Corp.	432,294
3,895	Capital One Financial Corp.	321,337
9,425	CIT Group, Inc. (1)	416,019
6,705	Fannie Mae	374,541
6,990	Federal Home Loan Mortgage Corp.	442,327
3,550	Goldman Sachs Group, Inc.	381,554
9,465	IndyMac Bancorp, Inc.	412,769
4,225	Lehman Brothers Holdings, Inc. (1)	444,174
9,639	Metlife, Inc.	473,660
		3,698,675
	Health Care — 2.9%
3,720	Alcon, Inc.	426,126
7,440	Johnson & Johnson	475,862
7,390	Universal Health Services, Inc. - Class B (1)	384,576
		1,286,564
	Health Care Providers — 0.8%
7,400	HCA, Inc.	364,450

	Heavy Construction — 0.6%
3,760	Hovnanian Enterprises, Inc. (2)	265,757

	Heavy Machinery — 3.7%
8,450	Caterpillar, Inc.	455,539
5,490	Deere & Co.	403,680
5,655	Eaton Corp.	369,498
7,860	Stanley Works (The)	384,590
		1,613,307
	Home Construction, Furnishings & Appliances — 3.0%
3,130	Centex Corp.	231,557
3,060	KB Home	250,645
4,660	MDC Holdings, Inc.	398,057
4,485	Pulte Homes, Inc.	419,886
		1,300,145

	Industrial — 1.6%
3,850	3M Co.	$288,750
9,310	Brunswick Corp.	433,474
		722,224
	Insurance — 8.6%
4,600	Aetna, Inc.	356,040
7,735	Allstate Corp.	473,846
11,090	Assurant, Inc.	409,776
4,945	Chubb Corp.	439,215
3,530	CIGNA Corp.	376,828
5,230	Hartford Financial Services Group, Inc.	421,381
8,120	Mercury General Corp.	468,605
7,380	UnitedHealth Group, Inc.	385,974
11,360	WR Berkley Corp.	425,205
		3,756,870
	Medical Supplies — 0.3%
2,825	Becton Dickinson & Co.	156,420

	Metals — 2.8%
13,990	Masco Corp.	474,401
8,170	Nucor Corp.	453,027
2,280	Rio Tinto PLC, Sponsored ADR	302,442
		1,229,870
	Oil & Gas — 8.4%
3,645	Amerada Hess Corp.	429,600
5,155	Anadarko Petroleum Corp.	455,444
7,025	BJ Services Co. (1)	428,455
4,220	Burlington Resources, Inc.	270,544
7,665	Chevron Corp.	444,647
6,600	ConocoPhillips	413,094
5,920	Devon Energy Corp.	332,053
8,165	Exxon Mobil Corp.	479,694
6,525	Unocal Corp. (1)	423,146
		3,676,677
	Pharmaceuticals — 5.6%
4,930	Allergan, Inc.	440,594
15,555	Bristol-Myers Squibb Co.	388,564
7,760	GlaxoSmithKline PLC ADR	368,134
12,295	Merck & Co., Inc.	381,883
8,815	Novartis AG ADR	429,379
16,860	Pfizer, Inc.	446,790
		2,455,344
	Process Industries — 1.0%
12,800	General Electric Co. (1)	441,600

	Restaurants — 1.1%
14,000	Darden Restaurants, Inc.	485,800

	Retailers — 2.7%
5,300	Abercrombie & Fitch Co. - Class A	381,865
4,890	Autozone, Inc. (2)	476,482
2,130	Sears Holdings Corp. (2)	328,510
		1,186,857
	Technology — 7.2%
24,615	Cisco Systems, Inc. (2)	471,377
26,000	EMC Corp. (2)	355,940
16,165	Intel Corp.	438,718
9,315	Kla-Tencor Corp. (1)	481,586
15,200	QLogic Corp. (2)	471,960
14,785	SanDisk Corp. (2)	500,029
19,750	Symantec Corp. (2)	433,908
		3,153,518

	Telecommunications — 3.3%
6,940	ALLTEL Corp.	$461,510
13,950	CenturyTel, Inc.	479,462
6,675	NII Holdings, Inc. - Class B (2)	496,887
		1,437,859
	Transportation — 0.6%
3,510	United Parcel Service, Inc. - Class B	256,125

	Utilities — 2.0%
6,800	Constellation Energy Group, Inc.	409,428
16,485	Duke Energy Corp.	486,967
		896,395
	TOTAL COMMON STOCKS
	(Cost $38,826,489)	43,411,198

Face Amount
REPURCHASE AGREEMENT — 2.4%
$1,069,683	With Investors Bank & Trust Co., dated 07/29/05, 2.75%, principal and interest in the amount of $1,069,928, due 08/01/05, (collateralized by FHR #2722FB, with a par value of $1,097,489, coupon rate of 3.94%, due 04/15/23, market value of $1,123,167)		$1,069,683
	TOTAL REPURCHASE AGREEMENT
	(Cost $1,069,683)		1,069,683

Face Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 14.7%
$211,627	ABN Amro Bank NV, Eurodollar Time Deposit, 3.25% due 8/5/05		$211,627
149,991	American Beacon Funds, Money Market Fund		149,991
448,984	Bank of America, Bank Note, 3.45% due 9/16/05		448,984
217,528	Bank of Montreal, Eurodollar Time Deposit, 3.27% due 8/9/05		217,528
149,851	Bank of Nova Scotia, Eurodollar Time Deposit, 3.43% due 8/30/05		149,851
224,492	Barclays, Eurodollar Time Deposit, 3.42% due 9/12/05		224,492
80,805	BGI Institutional Money Market Fund		80,805
224,492	BNP Paribas, Eurodollar Time Deposit, 3.25% due 8/2/05		224,492
193,418	Calyon, Eurodollar Time Deposit, 3.25% due 8/4/05		193,418
490,406	Canadian Imperial Bank, Certificate of Deposit, 3.362% due 11/4/05		490,406
179,594	Citigroup, Eurodollar Time Deposit, 3.63% due 10/31/05		179,594
224,492	First Tennessee National Corporation, Eurodollar Time Deposit, 3.22% due 8/9/05		224,492
224,492	Fortis Bank, Eurodollar Time Deposit, 3.28% due 8/8/05		224,492
493,882	Goldman Sachs Group, Inc., Promisory Note, 3.39% due 12/28/05		493,882
224,492	HBOS Halifax Bank of Scotland, Eurodollar Time Deposit, 3.15% due 8/8/05		224,492
224,492	HSBC Banking/Holdings PLC, Eurodollar Time Deposit, 3.45% due 9/19/05		224,492
44,898	Merrimac Cash Fund-Premium Class, Money Market Fund		44,898
448,984	National Australia Bank, Eurodollar Time Deposit, 3.28% due 8/8/05		448,984
224,492	Nordea Bank Finland PLC, Eurodollar Time Deposit, 3.24% due 8/3/05		224,492
224,492	Regions Bank, Eurodollar Time Deposit, 3.29% due 8/10/05		224,492
224,492	Royal Bank of Canada, Eurodollar Time Deposit, 3.25% due 8/3/05		224,492
448,984	Royal Bank of Scotland,, Eurodollar Time Deposit, 3.31% due 8/9/05		448,984
224,492	Sheffield Receivables Corp., Commercial Paper, 3.283% due 8/5/05		224,492
224,492	Societe Generale, Eurodollar Time Deposit, 3.20% due 8/8/05		224,492
224,492	UBS AG, Eurodollar Time Deposit, 3.365% due 8/22/05		224,492
194,810	Wells Fargo, Eurodollar Time Deposit, 3.27% due 8/1/05		194,810
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL
	(Cost $6,447,666)		6,447,666

TOTAL INVESTMENTS
(Cost $46,343,838) (3)		116.1%	$50,928,547
LIABILITIES IN EXCESS OF OTHER ASSETS		(16.1)	(7,072,237)
NET ASSETS		100.0%	$43,856,310

*	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan. See Note 3.
(2)	Non-income producing security.
(3)	Aggregate cost for federal tax purposes was $46,351,827.
Abbreviations:
ADR —	American Depositary Receipt
FHR —	Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2005 — (Unaudited)

Shares		Value
COMMON STOCKS — 99.5%*
	Aerospace & Defense — 4.2%
3,315	Boeing Co.	$218,823
1,480	L-3 Communications Holdings, Inc.	115,780
4,285	Lockheed Martin Corp.	267,384
		601,987
	Apparel Retailers — 2.1%
8,000	Nordstrom, Inc.	296,080

	Beverages, Food & Tobacco — 2.4%
1,480	Brown-Forman Corp. - Class B	86,506
4,020	Hershey Foods Corp.	256,757
		343,263
	Capital Goods — 0.9%
2,670	United Technologies Corp.	135,369

	Chemicals — 1.9%
7,265	Church & Dwight, Inc.	272,801

	Computer Software & Processing — 6.0%
7,750	Adobe Systems, Inc.	229,710
6,720	Autodesk, Inc.	229,757
17,975	Oracle Corp. (1)	244,100
5,475	Verisign, Inc. (1)	144,047
		847,614
	Computers & Information — 3.4%
6,130	Apple Computer, Inc. (1)	261,444
5,435	Dell, Inc. (1)	219,954
		481,398
	Consumer Durables — 1.5%
2,335	Black & Decker Corp. (The)	210,874

	Consumer Non - Durables — 3.2%
3,630	Colgate-Palmolive Co.	192,172
8,740	Pepsi Bottling Group, Inc.	254,858
		447,030
	Consumer Products — 2.0%
6,310	Kellogg Co.	285,906

	Cosmetics & Personal Care — 0.6%
1,450	Procter & Gamble Co. (The)	80,664

	Electronics — 5.7%
11,150	Altera Corp. (1)	243,851
6,285	Linear Technology Corp.	244,235
12,725	National Semiconductor Corp.	314,435
		802,521
	Financial Services — 4.1%
5,125	American Express Co.	281,875
2,015	Capital One Financial Corp.	166,238
3,575	Nuveen Investments, Inc. - Class A	135,850
		583,963

	Health Care — 3.5%
3,875	Johnson & Johnson	$247,845
4,720	Quest Diagnostics, Inc.	242,325
		490,170
	Health Care Providers — 1.6%
4,655	HCA, Inc.	229,259

	Heavy Machinery — 3.0%
6,350	American Standard Cos., Inc.	281,178
1,955	Deere & Co.	143,751
		424,929
	Home Construction, Furnishings & Appliances — 3.0%
4,506	D.R. Horton, Inc.	185,106
820	KB Home	67,166
1,200	MDC Holdings, Inc.	102,504
1,330	Toll Brothers, Inc. (1)	73,709
		428,485
	Industrial — 3.0%
1,845	3M Co.	138,375
4,785	Brunswick Corp.	222,790
1,000	Lennar Corp. - Class A	67,270
		428,435
	Insurance — 4.0%
3,280	Aetna, Inc.	253,872
3,240	American International Group, Inc.	195,048
2,280	UnitedHealth Group, Inc.	119,244
		568,164
	Medical Supplies — 0.7%
1,845	Becton Dickinson & Co.	102,158

	Metals — 2.2%
2,880	Phelps Dodge Corp.	306,576

	Oil & Gas — 3.2%
4,400	BJ Services Co.	268,356
4,460	Newfield Exploration Co. (1)	189,505
		457,861
	Pharmaceuticals — 11.0%
5,150	Abbott Laboratories	240,145
3,155	Allergan, Inc.	281,962
2,490	Bausch & Lomb, Inc.	210,779
3,045	Bristol-Myers Squibb Co.	76,064
7,991	Merck & Co., Inc.	248,200
11,700	Schering-Plough Corp.	243,594
5,485	Wyeth	250,939
		1,551,683
	Restaurants — 2.0%
7,985	Darden Restaurants, Inc.	277,080

	Retail — 1.9%
5,865	Costco Wholesale Corp.	269,614

	Retailers — 5.2%
3,550	Abercrombie & Fitch Co. - Class A	255,778
4,880	American Eagle Outfitters, Inc.	160,796
2,210	Autozone, Inc. (1)	215,342
4,702	Staples, Inc.	107,065
		738,981
	Technology — 11.5%
16,200	Applied Materials, Inc.	299,052
8,880	Cisco Systems, Inc. (1)	170,052

9,990	Intel Corp.		$271,129
4,810	Kla-Tencor Corp.		248,677
7,900	QLogic Corp. (1)		245,295
8,000	SanDisk Corp. (1)		270,560
5,356	Symantec Corp. (1)		117,671
			1,622,436
	Telecommunications — 1.6%
3,135	NII Holdings, Inc. - Class B (1)		233,369

	Transportation — 1.8%
2,970	FedEx Corp.		249,747

	Transportation - Shipping — 2.3%
16,505	JB Hunt Transport Services, Inc.		323,993

	TOTAL COMMON STOCKS
	(Cost $12,442,594)		14,092,410

Face Amount
REPURCHASE AGREEMENT — 1.8%
$247,760	With Investors Bank & Trust, dated 07/29/05, 2.75%, principal and interest in the amount of $247,817 due 08/01/05, (collateralized by SBA #506778 with a par value of $241,622, coupon rate of 6.075%, due 02/25/24, market value of $260,149)		$247,760
	TOTAL REPURCHASE AGREEMENT
	(Cost $247,760)		247,760

TOTAL INVESTMENTS
(Cost $12,690,354) (2)		101.3%	$14,340,170
LIABILITIES IN EXCESS OF OTHER ASSETS		(1.3)	(180,049)
NET ASSETS		100.0%	$14,160,121

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Aggregate cost for federal tax purposes was $12,692,209.
Abbreviation:
SBA —	Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of eleven portfolios:  the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio and the Large Cap Growth Portfolio (each, a “Portfolio” and collectively the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. Since January 2, 1998 the Small Cap Equity Portfolio has consisted of two classes of shares, the Advisor Shares and the Institutional Shares.  The Large Cap 100 and Large Cap Growth Portfolios commenced operations on February 27, 2004.

The preparation of financial statements in conformity with accounting principles general accepted in the United States of America requires management to make estimates and assumptions that affect that reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expense during the reporting period.  Actual results could differ from those estimates.  The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities:  As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”).  Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. Bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the portfolio’s investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their current or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available when assets are valued. If a subsequent occurrence, based on the movement of an index, is believed to have changed such value, however, the Fund may use a fair valuation model to value those securities in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund.

Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Contracts:  The International Portfolio and Philadelphia International Fund may enter into forward foreign exchange contracts. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolios’ securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.  As of July 31, 2005, there were no contracts open.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars.  Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

The Strategic Equity, Small Cap Equity, Large Cap Value, U.S. Emerging Growth, Large Cap 100, Large Cap Growth, International Portfolios and Philadelphia International Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Reverse Repurchase Agreements:  The Government Cash Portfolio and the Core Fixed Income Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer’s holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds.  In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, U.S. Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances the Government Cash Portfolio and the Core Fixed Income Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to such agreements at the time of entering into such agreements.  As of July 31, 2005, there were no open reverse repurchase agreements.

Interest-Only Securities:  The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of “stripped” securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

Principal-Only Securities:  The Core Fixed Income Portfolio may invest in principal-only securities, which are the interest portions of “stripped” securities. The holders of principal-only securities receive the principal on the underlying security, but no interest payments.

Collateralized Mortgage Obligations:  The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

TBA Purchase Commitments:  The Core Fixed Income Portfolio may enter into TBA (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio’s other assets.

Options Transactions:  The Strategic Equity Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2. Unrealized Appreciation/(Depreciation)

As of July 31, 2005, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net

Core Fixed Income Portfolio	$3,730,049	$1,582,628	$2,147,421
Strategic Equity Portfolio	14,166,110	142,938	14,023,172
Small Cap Equity Portfolio	77,176,701	2,995,580	74,181,121
Large Cap Value Portfolio	4,406,316	182,148	4,224,168
International Portfolio	247,243,608	11,624,869	235,618,739
Philadelphia International Fund	108,881,414	7,272,722	101,608,692
U.S. Emerging Growth Portfolio	1,750,556	396,358	1,354,198
Large Cap 100 Portfolio	4,988,754	412,034	4,576,720
Large Cap Growth Portfolio	1,749,184	101,223	1,647,961

3. Lending of Portfolio Securities

Each Portfolio has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Portfolios are collateralized by cash in an amount at least equal to the current market value of the loaned securities. The cash collateral received was invested in overnight repurchase agreements. The Portfolios invest cash collateral in short-term money market instruments including: commercial paper, money market mutual funds, certificates of deposits, other highly-rated, liquid investments. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due.

The Portfolios generated additional income by lending their securities to approved brokers.  As of July 31, 2005, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

			% of Total
	Market Value of	Market Value of	Assets
Portfolio	Loaned Securities	Collateral	on Loan

Core Fixed Income Portfolio	$16,593,035	$16,953,800	6.61
Strategic Equity Portfolio	10,104,296	10,340,590	1.07
Small Cap Equity Portfolio	79,913,058	83,162,770	2.19
Large Cap Value Portfolio	1,057,501	1,088,961	3.54
International Portfolio	3,169,494	3,328,757	0.03
Philadelphia International Fund	18,182,277	19,133,761	2.93
U.S. Emerging Growth Portfolio	3,041,038	3,149,412	18.56
Large Cap 100 Portfolio	6,196,279	6,447,666	1.12

4.  Call and Put Options

As of July 31, 2005, there were no Option contracts open or outstanding.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/23/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/23/05